                               AETNA MUTUAL FUNDS


                                SMART SOLUT!ONS
                                     FROM AETNA


                                               AETNA
                                                 INDEX PLUS
                                                         FUNDS



                                   [GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 2000



                         ENGINEERING BETTER INVESTMENTS

                               PRESIDENT'S LETTER



 Dear Fellow Shareholder,
 October 31, 2000

 Thank you for investing in the Aetna Series Fund, Inc. With nearly 8,000 mutual funds available in today's market, we appreciate your confidence in us.

 The twelve months ended October, 2000 witnessed much volatility in the U.S. stock markets. For the past ten months, the major stock markets have all declined: S&P 500 Index, off 1.8%; NASDAQ Composite Index, down 17.2%; Dow Jones Industrial Average, minus 3.4%. Technology stocks in particular were hit with a sharp decline in the latter part of this 12-month period. Still, each of the indices remained in positive territory for the 12-month period, due to the exceptionally strong performance during the last two months of 1999.

 Over the course of the year, the Federal Reserve (the "Fed") continued a series of rate increases that resulted in the Fed funds rate climbing from 5.45% to 6.5% as of October 31, 2000. The impact of rising interest rates and oil prices was reflected in the U.S. Gross Domestic Product, which slowed from an 8.3% annual rate in the last quarter of 1999 to an estimated 2.7% in the third quarter of 2000. International investing was negatively affected by the spike in oil prices and the strength of the U.S. dollar versus the Euro. Nevertheless, U.S. economic and corporate earnings outlooks remained robust as this report period closed, and market breadth, i.e. the number of stocks advancing versus declining, has improved. Thus it appears that the Fed has been able to slow the economy to a sustainable growth rate.

 The Fund and its advisor, Aeltus Investment Management, Inc., continuously strive to improve products and services for the benefit of the shareholders. Here are some highlights of our recent efforts:

  . AETNA PRINCIPAL PROTECTION FUNDS II, III AND IV enjoyed successful offerings, as investors committed more than $450 million to the funds. AETNA INDEX PLUS PROTECTION FUND (offering a lower minimum investment of $5,000) is in its offering period until November 30, 2000. These funds are designed to appeal to a broad range of investors seeking downside protection with upside market potential.

  .
     On December 22, 1999, Aeltus acquired a minority equity interest in ELIJAH ASSET MANAGEMENT, LLC (EAM), a skilled manager of specialized growth and technology funds.

  . AETNA TECHNOLOGY FUND was launched on March 1, 2000. Sub-advised by EAM, the fund seeks long-term capital appreciation by investing primarily in technology-sector stocks.



 Following approval of shareholders and your Board of Directors, four funds (Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, Aetna High Yield Fund and Aetna Index Plus Bond Fund) were liquidated on August 25, 2000, due to low investor interest and resultant high fund expenses.


 As 2000 draws to an end, we want to reaffirm our commitment to bring you the best of products and services. Again, we greatly appreciate and value your continued confidence in our funds and in Aeltus.

 Sincerely,

LOGO

J. Scott Fox
President
Aetna Series Fund, Inc.

 A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling
 800-238-6263, option 2. Read the prospectus carefully before investing.

TABLE OF CONTENTS
President's Letter.....................................................i
INDEX PLUS FUNDS:
Investment Review......................................................1
Portfolios of Investments:
 Aetna Index Plus Large Cap Fund.......................................7
 Aetna Index Plus Mid Cap Fund.........................................14
 Aetna Index Plus Small Cap Fund.......................................20
Statements of Assets and Liabilities...................................29
Statements of Operations...............................................31
Statements of Changes in Net Assets....................................32
Notes to Financial Statements..........................................38
Additional Information.................................................43
Financial Highlights...................................................46
Independent Auditors' Report...........................................58

LOGO
LOGO
LOGO
LOGO
LOGO

               Page # Dec-96                  Oct-97                          Oct-98
Aetna Index
Plus Large
Cap Fund
(Class I)       1     10,000  10,932  13,100  12,449  13,406  15,247  15,671  15,369  18,496  19,029  19,051
S&P 500 Index   1     10,000  10,763  12,879  12,396  13,340  15,186  15,365  15,124  17,674  18,499  18,469

               Page #  Oct-99                         Oct-00
Aetna Index
Plus Large
Cap Fund
(Class I)       1      19,834  20,701 21,624  21,555  21,419
S&P 500 Index   1      19,005  19,501 20,371  20,124  20,161

               Page # Feb-98                  Oct-98                          Oct-99                          Oct-00
Aetna Index
Plus Mid Cap
Fund (Class I)  1     10,000  11,250  10,610  10,359  11,873  12,335  12,858  12,758  13,957  16,190  16,447  17,278
S&P MidCap
400 Index       1     10,000  11,290  10,429  10,109  11,433  12,016  12,444  12,240  13,263  14,841  15,107  16,113

               Page # Feb-98                  Oct-98                          Oct-99                          Oct-00
Aetna Index
Plus Small
Cap Fund
(Class I)       2     10,000  11,190   9,980   8,871   9,775   9,635  10,346   9,975  10,510  11,052  10,831  11,704
S&P SmallCap
600 Index       2     10,000  11,249   9,868   8,843   9,814   9,642  10,347   9,909  10,825  11,619  11,648  12,412


                        Average Annual Total Returns
                   for the period ended October 31, 2000*
-------------------------------------------------------------------------------
            Index Plus Large Cap   Index Plus Mid Cap   Index Plus Small Cap

            -------------------------------------------------------------------
             1 Year    Inception   1 Year   Inception    1 Year    Inception
-------------------------------------------------------------------------------
Class I      7.99%      21.61%     35.42%     22.09%     17.35%      5.92%
-------------------------------------------------------------------------------
Class A:

 POP (1)     4.51%      20.22%     31.08%     20.44%     13.52%      4.49%
 NAV (2)     7.74%      21.16%     35.14%     21.79%     17.04%      5.66%
-------------------------------------------------------------------------------
Class B:

             1.91%      19.96%     29.09%     20.05%     11.19%      3.80%
w/CDSC (3)
NAV          6.91%      20.41%     34.09%     20.84%     16.19%      4.82%
-------------------------------------------------------------------------------
Class C:

             6.42%      20.71%     33.66%     21.15%     15.76%      5.12%
w/CDSC (4)
NAV          7.17%      20.71%     34.41%     21.15%     16.51%      5.12%
-------------------------------------------------------------------------------


                                                               See Definition of

Terms.                                                                      1

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, the performance is calculated by using the performance of Class I since its inception date (12/10/96 for Index Plus Large Cap), and for periods prior to the inception of Class B and Class C the performance of each class is calculated by using the performance of Class I since its inception date (02/03/98 for Index Plus Mid Cap and Index Plus Small Cap), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA INDEX PLUS FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

The performance listed below for the Aetna Index Plus Funds (Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) and their respective benchmarks is for the year ended October 31, 2000:

                                                  FUND RETURN                                BENCHMARK INDEX
INDEX PLUS FUNDS                                    CLASS I     BENCHMARK INDEX                   RETURN
Index Plus Large Cap                                  7.99%     S&P 500 Index (a)                  6.09%
Index Plus Mid Cap                                   35.42%     S&P MidCap 400 Index (b)          31.65%
Index Plus Small Cap                                 17.35%     S&P SmallCap 600 Index (c)        25.27%

2 See Definition of Terms.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

While U.S. equity returns were positive during the period, mid and small cap stocks significantly outperformed large cap stocks. ("Market cap", or market capitalization, is the value of a company based on the aggregate market value of its stock. Market cap is calculated by multiplying the number of shares outstanding by the current price of a single share.) The Standard & Poor's (S&P) 500 Index returned 6.09%, the S&P MidCap 400 Index returned 31.65%, and the S&P SmallCap 600 Index returned 25.27% during the period. The relative underperformance of the S&P 500 Index was principally due to poor performance from the technology sector. Large cap technology stocks had been taken to extreme values in late 1999, as measured by their price-to-earnings (P/E) ratios. (The Price/Earnings multiple, or P/E, is calculated by dividing the price of one share by the earnings per share generated by the firm. A measure of the attractiveness of a particular security, the P/E ratio gives investors an idea of how much they are paying for earning power.)

In 2000, however, investors became markedly less willing to support those high values as they grew concerned about whether the aggressive earnings growth rates assumed for technology stocks can be realized, given the adverse economic impact of the Federal Reserve's (the Fed's) restrictive monetary policy. In this less optimistic environment, extreme volatility and sharp corrections have marked the large cap market. Mid and small cap stocks did not reach such extreme values in 1999. Thus, they have benefited from their relative attractiveness as investors have reduced their allocations to large cap stocks.

The themes behind the differences in equity returns by market cap have also been responsible for the differences in equity returns between growth and value stocks. While growth stocks sharply outperformed value stocks in late 1999, value stocks significantly outperformed growth stocks (except within the mid cap market) thus far in 2000. While growth stocks typically perform well during economic downturns as investors seek companies with reliable earnings, the extremely rich values placed on growth stocks in 1999 hampered their performance this year.

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST TWELVE MONTHS?

Index Plus Large Cap:
 . Index Plus Large Cap outperformed the S&P 500 Index during the period. The quantitative model used to manage this fund provided good discrimination between stocks with high relative returns and those with low relative returns. The model's factors relating to equity analyst earnings estimates and price momentum were particularly effective in the first half of the period. In the latter half, the model's value factor - the P/E factor - performed well.
 . The Fund's outperformance was also due to individual security selection, particularly in the communication services and technology sectors. Within communication services, the Fund benefited from its underweights in AT&T and WorldCom. Within the technology sector, the Fund benefited from overweights in Cisco, Nortel, and Texas Instruments, and from its underweight in Lucent. The Fund was hurt by its overweight in Intel and its underweight in Dell.
 . As the period progressed, based on our model's individual ranking of each stock in the S&P 500 Index, the Fund's weightings in technology and consumer cyclicals were reduced in favor of increased positions in consumer staples and energy.

Index Plus Mid Cap:
 . Index Plus Mid Cap outperformed the S&P MidCap 400 Index during the period.
  The quantitative model used to manage this fund provided good discrimination between stocks with high relative returns and those with low relative returns. The model's factors relating to equity analyst earnings estimates and price momentum were particularly effective in the first half of the period. In the latter half of the period, the model's value factor - the P/E factor - has performed well.
 . The Fund benefited from the large number of well-ranked stocks in the technology sector, as that sector had the second highest return in the S&P MidCap 400 Index during the period.
 . Fund performance was helped by the model's security selection in the technology sector, with overweights in Siebel Systems, Intuit, and VERITAS Software. The Fund was hurt by its overweight in Informix and Legato Systems and its underweight in TriQuint.
 . As the period progressed, based on our model's individual ranking of each stock in the S&P MidCap 400 Index, the Fund's weightings in capital goods and consumer cyclicals were reduced in favor of increased positions in energy and technology.
                                                               See Definition of

Terms.                                                                      3

Index Plus Small Cap:
 . Index Plus Small Cap underperformed the S&P SmallCap 600 Index during the period. The quantitative model used to manage this fund provided poor discrimination between stocks with high relative returns and those with low relative returns. The model was updated in June 2000 and delivered above-index performance in the third quarter of 2000.
 . Underperformance during the period came from the Fund's positions in the health care, consumer cyclical and technology sectors. This was partially offset by superior performance from the Fund's positioning within the financial and capital goods sectors.
 . Fund performance was hurt primarily by poor security selection in the health care sector. In particular, an overweight position in Incyte Pharmaceuticals adversely impacted the Fund's performance. The Fund benefited from superior security selection in the financial sector, particularly an overweight in Silicon Valley Bancshares.
 . As the period progressed, based on our model's individual ranking of each stock in the S&P SmallCap 600 Index, the Fund's weight in technology was reduced in favor of increased positions in financials and energy.

WHAT IS YOUR OUTLOOK GOING FORWARD?

Recent equity market performance has reduced the significant valuation gap that existed between the very high P/E's in the technology sector and the rest of the market. This has diminished a large risk facing the market. The other significant macroeconomic risk facing equity markets, the risk of a severe economic downturn, also appears to have been mitigated by the Fed's success in slowing the economy to a sustainable growth rate. Their success makes future interest rate increases less likely. Thus, the overall outlook for equities has become more positive as the year 2000 comes to a close.

INDEX PLUS LARGE CAP:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     1.9%        2.0%       (0.1)%
Capital Goods                       8.8%        8.8%          --
Communication Services              4.8%        6.1%       (1.3)%
Consumer Cyclicals                  5.7%        6.8%       (1.1)%
Consumer Staples                    9.0%       10.8%       (1.8)%
Energy                              7.4%        6.0%          1.4%
Financials                         16.2%       15.7%          0.5%
Health Care                        12.3%       12.0%          0.3%
Technology                         29.9%       27.8%          2.1%
Transportation                      0.6%        0.6%           --
Utilities                           3.4%        3.4%           --


                                 % OF NET
TOP FIVE EQUITY HOLDINGS          ASSETS
General Electric Co.               4.1%
Exxon Mobil Corp.                  3.6%
Cisco Systems, Inc.                2.9%
Microsoft Corp.                    2.7%
Pfizer, Inc.                       2.6%


4 See Definition of Terms.

INDEX PLUS MID CAP:

                                % OF EQUITY    % OF S&P    OVER/(UNDER)
SECTOR                          INVESTMENTS   MIDCAP 400     WEIGHTING
Basic Materials                     2.9%         3.5%         (0.6)%
Capital Goods                       7.6%         7.5%            0.1%
Communication Services              1.6%         1.7%         (0.1)%
Consumer Cyclicals                  8.7%        12.6%         (3.9)%
Consumer Staples                    6.7%         7.4%         (0.7)%
Energy                              7.3%         5.9%            1.4%
Financials                         10.4%        11.4%         (1.0)%
Health Care                        14.4%        14.8%         (0.4)%
Technology                         30.4%        23.8%            6.6%
Transportation                      0.9%         1.5%         (0.6)%
Utilities                           9.1%         9.9%         (0.8)%


                                   % OF NET
TOP FIVE EQUITY HOLDINGS            ASSETS
Rational Software Corp.              2.1%
Intuit Inc.                          1.8%
Vitesse Semiconductor Corp.          1.8%
Millennium Pharmaceuticals, Inc.     1.5%
DST Systems, Inc.                    1.4%


INDEX PLUS SMALL CAP:

                                % OF EQUITY     % OF S&P     OVER/(UNDER)
SECTOR                          INVESTMENTS   SMALLCAP 600     WEIGHTING
Basic Materials                     2.3%          3.8%          (1.5)%
Capital Goods                      15.6%         14.9%             0.7%
Communication Services              0.2%          0.2%              --
Consumer Cyclicals                 16.6%         17.4%          (0.8)%
Consumer Staples                    8.7%          8.8%          (0.1)%
Energy                              6.5%          5.5%             1.0%
Financials                         12.7%         12.6%             0.1%
Health Care                        14.1%         11.6%             2.5%
Technology                         17.5%         18.5%          (1.0)%
Transportation                      2.3%          3.1%          (0.8)%
Utilities                           3.5%          3.6%          (0.1)%


                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
Universal Health Services, Inc.     1.1%
COR Therapeutics, Inc.              1.0%
Gallagher (Arthur J.) & Co.         1.0%
Cerner Corp.                        0.9%
Americredit Corp.                   0.9%


The opinions expressed reflect those of the portfolio manager only through October 31, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Funds are subject to change.
                                                               See Definition of

Terms.                                                                      5

DEFINITION OF TERMS

(1)
  On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Index Plus Funds is 3.00%. The POP (public offering price) returns reflect this maximum load.
(2)NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.
(3)
  The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of
  Class I shares and deducting the internal fees and expenses applicable to the
  Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows:
  Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.
(4)
  The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of
  Class I shares and deducting the internal fees and expenses applicable to the
  Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 0.75%.
(a)
  The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank
  Russell Company.
(b)
  The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.
(c)
  The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell
  Company.

The unmanaged indices described above are not available for individual investment.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS LARGE CAP


                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
COMMON STOCKS (97.4%)
AEROSPACE/DEFENSE (1.1%)
Boeing Co. ............................       44,900           3,044,781
General Dynamics Corp. ................        8,300             593,969
Goodrich (B.F.) Co. ...................        3,200             131,000
Lockheed Martin Corp. .................       19,300             691,905
Northrop Grumman Corp. ................        3,300             277,200
                                                               4,738,855
                                                           ---------------
AGRICULTURE (0.1%)
Archer-Daniels-Midland Co. ............       30,275             333,025
                                                           ---------------
AIR FREIGHT (0.1%)
FedEx Corp. + .........................        8,960             419,866
                                                           ---------------
AIRLINES (0.2%)
AMR Corp. + ...........................        7,000             229,250
Delta Air Lines, Inc. .................        6,100             288,225
Southwest Airlines Co. ................       19,112             544,692
                                                               1,062,167
                                                           ---------------
ALUMINUM (0.2%)
Alcoa Inc. ............................       34,700             995,456
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.2%)
Cooper Tire & Rubber Co. ..............        2,100              22,969
Delphi Automotive Systems Corp. .......       26,200             411,012
Genuine Parts Co. .....................        5,100             108,694
Snap-On, Inc. .........................        1,300              33,231
TRW, Inc. .............................        3,100             130,200
Visteon Corp. + .......................        3,905              69,070
                                                                 775,176
                                                           ---------------
AUTOMOBILES (0.5%)
Ford Motor Co. ........................       76,000           1,985,500
                                                           ---------------
BANKS - MAJOR REGIONAL (3.4%)
AmSouth Bancorporation ................        5,800              80,838
Bank of New York Co., Inc. ............       30,700           1,767,169
Bank One Corp. ........................       37,100           1,354,150
BB&T Corp. ............................       12,800             408,000
Comerica, Inc. ........................        7,500             452,344
Fifth Third Bancorp ...................       14,762             758,398
Firstar Corp. .........................       28,000             551,250
Fleet Boston Financial Corp. ..........       30,100           1,143,800
Huntington Bancshares Inc. ............        8,000             115,000
KeyCorp ...............................       12,900             318,469
Mellon Financial Corp. ................       15,500             747,875
National City Corp. ...................       19,500             416,812
Northern Trust Corp. ..................        9,000             768,375
Old Kent Financial Corp. ..............        3,045              84,308
PNC Bank Corp. ........................        8,700             581,812
SouthTrust Corp. ......................        5,800             187,775
State Street Corp. ....................        6,700             835,758
Summit Bancorp ........................        4,500             168,750
Suntrust Banks, Inc. ..................        8,400             410,025
Synovus Financial Corp. ...............        7,400             159,563
U.S. Bancorp ..........................       23,900             578,081
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
BANKS - MAJOR REGIONAL (CONTINUED)
Union Planters Corp. ..................        3,100             104,819
Wachovia Corp. ........................        5,900             318,600
Wells Fargo & Co. .....................       54,900           2,542,556
                                                              14,854,527
                                                           ---------------
BANKS - MONEY CENTER (1.3%)
Bank of America Corp. .................       54,800           2,633,825
Chase Manhattan Corp. (The) ...........       43,500           1,979,250
First Union Corp. .....................       16,700             506,219
J.P. Morgan & Co. .....................        6,400           1,059,200
                                                               6,178,494
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.3%)
Anheuser-Busch Co., Inc. ..............       29,000           1,326,750
Brown-Forman Corp. + ..................        1,100              66,962
Coors (Adolph) Co. ....................          800              50,950
                                                               1,444,662
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (1.2%)
Coca-Cola Co. (The) ...................       82,600           4,986,975
Coca-Cola Enterprises Inc. ............       13,300             244,387
                                                               5,231,362
                                                           ---------------
BIOTECHNOLOGY (0.7%)
Amgen, Inc. + .........................       34,300           1,987,256
Biogen, Inc. + ........................        6,600             397,238
MedImmune, Inc. + .....................       10,200             666,825
                                                               3,051,319
                                                           ---------------
BROADCASTING - TV, RADIO & CABLE (0.5%)
Clear Channel Communications, Inc. + ..       18,700           1,123,169
Comcast Corp. - Class A Special + .....       27,700           1,128,775
                                                               2,251,944
                                                           ---------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.5%)
Nextel Communications, Inc. + .........       24,000             922,500
Sprint Corp. (PCS Group) + ............       29,400           1,120,875
                                                               2,043,375
                                                           ---------------
CHEMICALS (0.7%)
Air Products and Chemicals, Inc. ......        8,800             328,350
Du Pont (E.I.) de Nemours .............       41,700           1,892,137
Eastman Chemical Co. ..................        4,200             180,075
Praxair, Inc. .........................        5,400             201,150
Rohm & Haas Co. .......................        8,300             249,519
Union Carbide Corp. ...................        6,400             275,200
                                                               3,126,431
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .......................        3,900              81,413
FMC Corp. + ...........................          900              68,400
                                                                 149,813
                                                           ---------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ..........................        4,000             156,750
Grace (W.R.) & Co. + ..................        2,400               9,150
Great Lakes Chemical Corp. ............        1,600              53,400
International Flavors & Fragrances,
 Inc...................................        2,300              38,525
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
CHEMICALS - SPECIALITY (CONTINUED)
Sigma-Aldrich Corp. ...................        3,500             125,125
                                                                 382,950
                                                           ---------------
COMMUNICATIONS EQUIPMENT (2.8%)
ADC Telecommunications, Inc. + ........       38,600             825,075
Andrew Corp. + ........................        2,300              60,519
Comverse Technology, Inc. + ...........        7,700             860,475
Corning, Inc. .........................       44,700           3,419,550
Nortel Networks Corp. .................      102,200           4,650,100
QUALCOMM Inc. + .......................       23,900           1,556,114
Scientific-Atlanta, Inc. ..............        7,400             506,438
Tellabs, Inc. + .......................       13,100             654,181
                                                              12,532,452
                                                           ---------------
COMPUTERS - HARDWARE (5.5%)
Apple Computer, Inc. + ................       16,200             316,912
Compaq Computer Corp. .................       54,500           1,657,345
Dell Computer Corp. + .................       87,200           2,572,400
Gateway, Inc. + .......................       10,300             531,583
Hewlett-Packard Co. ...................       74,800           3,473,525
International Business Machines Corp. .       58,700           5,781,950
NCR Corp. + ...........................        2,500             107,813
Palm, Inc. + ..........................       18,264             978,265
Sun Microsystems, Inc. + ..............       81,600           9,047,400
                                                              24,467,193
                                                           ---------------
COMPUTERS - NETWORKING (3.4%)
Avaya Inc. ............................        9,000             120,938
Cabletron Systems,  Inc. + ............        8,700             235,987
Cisco Systems, Inc. + .................      237,500          12,795,312
Network Appliance, Inc. + .............       15,400           1,832,600
                                                              14,984,837
                                                           ---------------
COMPUTERS - PERIPHERALS (2.4%)
EMC Corp. + ...........................      110,600           9,850,312
Seagate Technology, Inc. + ............        9,800             684,775
                                                              10,535,087
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (7.6%)
Adobe Systems, Inc. ...................       11,600             882,325
America Online, Inc. + ................       78,600           3,963,798
Autodesk, Inc. ........................        1,700              37,506
BMC Software, Inc. + ..................        8,000             162,500
Citrix Systems, Inc. + ................        6,600             146,025
Mercury Interactive Corp. + ...........        3,900             432,900
Microsoft Corp. + .....................      175,500          12,087,563
Novell, Inc. + ........................        4,900              44,100
Oracle Corp. + ........................      271,800           8,969,400
Parametric Technology Co. + ...........        8,700             107,119
PeopleSoft, Inc. + ....................       11,200             488,775
Siebel Systems, Inc. + ................       21,100           2,214,181
VERITAS Software Corp. + ..............       20,500           2,890,820
Yahoo! Inc. + .........................       17,400           1,020,075
                                                              33,447,087
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ..................        3,000             126,000
                                                           ---------------
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
CONSUMER - JEWELRY/NOVELTIES (0.0%)
American Greeting Corp. - Class A .....        1,800              32,738
                                                           ---------------
CONSUMER FINANCE (0.8%)
Capital One Financial Corp. ...........        5,300             334,562
Countrywide Credit Industries, Inc. ...        3,400             127,288
Household International, Inc. .........       19,000             955,937
MBNA Corp. ............................       36,000           1,352,250
Providian Financial Corp. .............        6,800             707,200
                                                               3,477,237
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ............................        1,000              35,125
Owens-Illinois, Inc. + ................        3,800              22,563
                                                                  57,688
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .......................        1,500              38,813
Pactiv Corp. + ........................        4,900              51,450
Temple-Inland Inc. ....................        2,500             111,875
                                                                 202,138
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.4%)
Cardinal Health, Inc. .................        8,900             843,275
McKesson HBOC, Inc. ...................        9,500             266,594
SUPERVALU, Inc. .......................        3,800              58,425
Sysco Corp. ...........................       12,500             652,343
                                                               1,820,637
                                                           ---------------
ELECTRIC COMPANIES (2.0%)
Ameren Corp. ..........................        5,700             226,575
American Electric Power Co., Inc. .....       10,800             448,200
Cinergy Corp. .........................        4,200             128,625
CMS Energy Corp. ......................        3,300              89,100
Consolidated Edison, Inc. .............        5,700             200,569
Constellation Energy Group ............        6,200             258,462
CP&L, Inc. ............................        4,600             185,438
Dominion Resources, Inc. ..............        7,684             457,678
DTE Energy Co. ........................        4,500             162,563
Duke Energy Corp. .....................       14,713           1,271,755
Edison International Inc. .............        9,200             219,650
Entergy Corp. .........................        9,500             363,969
Exelon Corp. ..........................       11,450             688,431
FirstEnergy Corp. .....................        5,700             147,488
Florida Progress Corp. ................        5,000             265,937
FPL Group, Inc. .......................        8,800             580,800
GPU, Inc. .............................        4,000             132,250
Niagara Mohawk Holdings Inc. + ........        5,200              83,200
PG&E Corp. ............................       11,400             307,087
Pinnacle West Capital Corp. ...........        2,100              91,219
PPL Corp. .............................        7,300             300,669
Public Service Enterprise Group, Inc. .        8,100             336,150
Reliant Energy Inc. ...................       14,000             578,375
Southern Co. ..........................       21,600             634,500
TXU Corp. .............................        7,922             293,609
Xcel Energy, Inc. .....................       13,405             342,665
                                                               8,794,964
                                                           ---------------
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
ELECTRICAL EQUIPMENT (4.9%)
American Power Conversion Corp. + .....        5,800              75,037
Cooper Industries, Inc. ...............        3,700             141,525
Emerson Electric Co. ..................       13,500             991,406
General Electric Co. ..................      330,100          18,093,606
Molex, Inc. ...........................        4,375             236,250
Power-One, Inc. + .....................        3,700             262,469
Rockwell International Corp. ..........        5,600             220,150
Sanmina Corp. + .......................        6,300             720,169
Solectron Corp. + .....................       19,100             840,400
Thomas & Betts Corp. ..................        1,700              25,713
                                                              21,606,725
                                                           ---------------
ELECTRONICS - COMPONENT DIST. (0.0%)
Grainger (W.W.), Inc. .................        2,000              63,875
                                                           ---------------
ELECTRONICS - DEFENSE (0.1%)
Raytheon Co. - Class B.................        8,100             276,919
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.2%)
Agilent Technologies, Inc. + ..........       14,400             666,900
Perkin Elmer, Inc. ....................        2,500             298,750
Tektronix, Inc. .......................        1,300              92,625
                                                               1,058,275
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (5.3%)
Advanced Micro Devices, Inc. + ........       15,200             343,900
Altera Corp. + ........................       19,800             810,563
Analog Devices, Inc. + ................       17,600           1,144,000
Broadcom Corp. - Class A + ............        5,200           1,156,350
Conexant Systems, Inc. + ..............        7,300             192,081
Intel Corp. ...........................      223,300          10,048,500
JDS Uniphase Corp. + ..................       31,200           2,538,900
Linear Technology Corp. ...............       14,900             961,981
LSI Logic Corp. + .....................       14,700             483,263
Maxim Integrated Products, Inc. + .....       13,800             915,112
Micron Technology, Inc. + .............       16,800             583,800
National Semiconductor Corp. + ........        8,400             218,400
Texas Instruments, Inc. ...............       57,700           2,830,906
Xilinx, Inc. + ........................       16,700           1,209,706
                                                              23,437,462
                                                           ---------------
ENGINEERING & CONSTRUCTION (0.0%)
Fluor Corp. ...........................        1,700              59,500
                                                           ---------------
ENTERTAINMENT (1.9%)
Time Warner, Inc. .....................       40,300           3,059,173
Viacom, Inc. - Class B + ..............       46,600           2,650,375
Walt Disney Co. (The) + ...............       69,500           2,488,969
                                                               8,198,517
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.5%)
Applied Materials, Inc. + .............       26,000           1,381,250
KLA-Tencor Corp. + ....................        8,600             290,788
Novellus Systems, Inc. + ..............        6,300             257,906
Teradyne, Inc. + ......................        8,200             256,250
                                                               2,186,194
                                                           ---------------
FINANCIAL - DIVERSIFIED (4.3%)
American Express Co. ..................       55,500           3,330,000
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
FINANCIAL - DIVERSIFIED (CONTINUED)
Associates First Capital Corp. ........       24,300             902,138
CIT Group, Inc. (The) .................        7,900             137,756
Citigroup Inc. ........................      152,100           8,004,262
Fannie Mae.............................       34,000           2,618,000
Freddie Mac ...........................       11,200             672,000
Moody's Corp. .........................        5,200             136,825
Morgan Stanley Dean Witter & Co. ......       37,700           3,027,781
USA Education Inc. ....................        4,700             262,613
                                                              19,091,375
                                                           ---------------
FOODS (1.7%)
Campbell Soup Co. .....................       14,000             409,500
ConAgra Foods, Inc. ...................       14,100             301,388
General Mills, Inc. ...................        8,100             338,175
Heinz (H.J.) Co. ......................       11,600             486,475
Hershey Foods Corp. ...................        2,900             157,506
Kellogg Co. ...........................       12,200             309,575
Nabisco Group Holdings Corp. ..........       15,700             453,337
PepsiCo, Inc. .........................       61,000           2,954,687
Quaker Oats Co. .......................        3,600             293,625
Ralston Purina Group ..................       12,800             310,400
Sara Lee Corp. ........................       25,100             541,219
Unilever NV ...........................       19,100             970,519
Wrigley (Wm.) Jr. Co. + ...............        2,300             182,131
                                                               7,708,537
                                                           ---------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ..................        4,700             187,706
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ........        4,700             134,538
                                                           ---------------
GOLD/PRECIOUS METALS MINING (0.0%)
Newmont Mining Corp. ..................        7,200              97,650
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ..................        2,300              86,537
Stanley Works (The) ...................        2,100              55,913
                                                                 142,450
                                                           ---------------
HEALTH CARE - DRUGS (0.1%)
Alza Corp. + ..........................        5,000             404,688
Watson Pharmaceuticals, Inc. + ........        2,500             156,406
                                                                 561,094
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACUETICALS (6.2%)
Allergan, Inc. ........................        5,100             428,719
Eli Lilly & Co. .......................       37,700           3,369,437
King Pharmaceuticals, Inc. + ..........        4,600             206,138
Merck & Co., Inc. .....................       76,700           6,898,206
Pfizer, Inc. ..........................      266,000          11,487,875
Pharmacia Corp. .......................       42,400           2,332,000
Schering-Plough Corp. .................       48,800           2,522,350
                                                              27,244,725
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.3%)
HCA - The Healthcare Corp. ............       17,200             686,925
Tenet Healthcare Corp. + ..............       15,200             597,550
                                                               1,284,475
                                                           ---------------
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
HEALTH CARE - MANAGED CARE (0.3%)
Humana, Inc. + ........................        5,000              60,625
UnitedHealth Group Inc. ...............        8,100             885,937
Wellpoint Health Networks, Inc. + .....        2,400             280,650
                                                               1,227,212
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (1.3%)
Bard (C.R.) Inc. ......................        1,400              58,625
Bausch & Lomb, Inc. ...................        1,900              73,269
Baxter International, Inc. ............        8,800             723,250
Becton, Dickinson & Co. ...............        7,200             241,200
Biomet, Inc. ..........................        6,600             238,837
Boston Scientific Corp. + .............       13,000             207,188
Guidant Corp. + .......................       10,400             550,550
Medtronic, Inc. + .....................       40,000           2,172,500
PE Corp-PE Biosystems Group ...........       10,100           1,181,700
St. Jude Medical, Inc. + ..............        2,800             154,000
                                                               5,601,119
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ...................        9,300             111,600
                                                           ---------------
HEALTH CARE DIVERSIFIED (3.1%)
Abbott Laboratories ...................       51,700           2,730,406
American Home Products Corp. ..........       43,500           2,762,250
Bristol-Myers Squibb Co. ..............       65,500           3,991,406
Johnson & Johnson .....................       46,400           4,274,600
                                                              13,758,662
                                                           ---------------
HOMEBUILDING (0.0%)
Centex Corp. ..........................        2,900             107,300
Pulte Corp. ...........................        1,500              49,969
                                                                 157,269
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
Maytag Corp. ..........................        2,300              65,838
Whirlpool Corp. .......................        3,500             152,250
                                                                 218,088
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (1.0%)
Clorox Co. ............................        6,800             303,450
Colgate-Palmolive Co. .................       19,200           1,128,192
Fort James Corp. ......................        7,400             243,737
Kimberly-Clark Corp. ..................       20,500           1,353,000
Procter & Gamble Co. ..................       21,300           1,521,619
                                                               4,549,998
                                                           ---------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ..................        4,100             120,694
Newell Rubbermaid Inc. ................        7,700             147,744
Tupperware Corp. ......................        1,300              22,262
                                                                 290,700
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.6%)
AFLAC, Inc. ...........................       12,800             935,200
American General Corp. ................        8,500             684,250
Jefferson-Pilot Corp. .................        2,550             175,313
Lincoln National Corp. ................        9,300             449,887
Torchmark Corp. .......................        3,500             116,594
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
INSURANCE - LIFE/HEALTH (CONTINUED)
UnumProvident Corp. ...................        8,000             226,000
                                                               2,587,244
                                                           ---------------
INSURANCE - MULTI-LINE (2.6%)
American International Group, Inc. ....       96,400           9,447,200
CIGNA Corp. ...........................        8,100             987,795
Hartford Financial Services Group, Inc.        8,400             625,275
Loews Corp. ...........................        2,800             254,625
                                                              11,314,895
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.7%)
Allstate Corp. (The) ..................       23,600             949,900
Chubb Corp. ...........................        7,100             599,506
Cincinnati Financial Corp. ............        7,700             282,975
MBIA, Inc. ............................        2,400             174,450
MGIC Investment Corp. .................        4,000             272,500
Progressive Corp. .....................        2,400             235,800
SAFECO Corp. ..........................        4,300             104,006
St. Paul Co., Inc. ....................        6,112             313,240
                                                               2,932,377
                                                           ---------------
INSURANCE BROKERS (0.4%)
Aon Corp. .............................        7,400             306,637
Marsh & McLennan Co., Inc. ............       10,900           1,425,175
                                                               1,731,812
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (1.1%)
Bear Stearns Co., Inc. (The) ..........        3,500             212,188
Charles Schwab Corp. ..................       43,700           1,534,962
Lehman Brothers Holdings Inc. .........       11,400             735,300
Merrill Lynch & Co., Inc. .............       26,600           1,862,000
Paine Webber Group Inc. ...............        6,800             484,500
                                                               4,828,950
                                                           ---------------
INVESTMENT MANAGEMENT (0.2%)
Franklin Resources, Inc. ..............        6,700             287,028
Stilwell Financial, Inc. ..............        9,800             439,162
T. Rowe Price & Associates ............        4,600             215,338
                                                                 941,528
                                                           ---------------
LEISURE TIME - PRODUCTS (0.2%)
Brunswick Corp. .......................        2,600              50,538
Harley-Davidson, Inc. .................       12,000             578,250
                                                                 628,788
                                                           ---------------
LODGING - HOTELS (0.2%)
Carnival Corp. ........................       10,100             250,606
Hilton Hotels Corp. ...................       10,900             103,550
Marriott International, Inc. ..........        7,700             311,850
                                                                 666,006
                                                           ---------------
MACHINERY - DIVERSIFIED (0.3%)
Caterpillar, Inc. .....................       10,100             354,132
Deere & Co. ...........................       11,600             427,025
Dover Corp. ...........................        7,100             301,306
Ingersoll-Rand Co. ....................        6,400             241,600
Timken Co. ............................        1,700              23,906
                                                               1,347,969
                                                           ---------------
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
MANUFACTURING - DIVERSIFIED (1.7%)
Crane Co. .............................        1,800              47,138
Danaher Corp. .........................        5,200             328,250
Eaton Corp. ...........................        1,900             129,319
Honeywell International Inc. ..........       13,300             715,706
Illinois Tool Works, Inc. .............        9,600             533,400
ITT Industries, Inc. ..................        2,600              84,663
Johnson Controls, Inc. ................        3,200             190,800
Minnesota Mining and Manufacturing Co.
 (3M)..................................       12,500           1,207,812
National Service Industries, Inc. .....          900              18,394
Parker-Hannifin Corp. .................        6,000             248,250
PPG Industries Inc. ...................        7,900             352,537
Textron, Inc. .........................        4,000             201,750
Thermo Electron Corp. + ...............        4,100             118,900
Tyco International Ltd. ...............       57,889           3,281,589
                                                               7,458,508
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.4%)
Avery Dennison Corp. ..................        4,100             207,050
Briggs & Stratton Corp. ...............          700              24,981
Millipore Corp. .......................        2,200             115,500
Pall Corp. ............................        3,100              66,844
Sealed Air Corp. + ....................        3,300             158,812
United Technologies Corp. .............       19,500           1,361,344
                                                               1,934,531
                                                           ---------------
METALS MINING (0.0%)
Phelps Dodge Corp. ....................        3,000             140,250
                                                           ---------------
MISCELLANEOUS METALS (0.1%)
Barrick Gold Corp. ....................       12,600             168,525
Inco Ltd. + ...........................        9,200             142,025
Placer Dome, Inc. .....................       10,200              82,875
                                                                 393,425
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (1.1%)
Coastal Corp. (The) ...................        6,300             475,256
Dynegy Inc. ...........................       11,000             509,438
El Paso Energy Corp. ..................        9,200             576,725
Enron Corp. ...........................       30,800           2,527,525
KeySpan Energy Corp. ..................        4,000             140,750
NICOR, Inc. ...........................        1,200              42,375
Peoples Energy Corp. ..................          800              27,500
Sempra Energy .........................        6,200             128,263
Williams Co., Inc. (The) ..............       15,000             627,187
                                                               5,055,019
                                                           ---------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ....................        6,900             204,844
                                                           ---------------
OIL (1.2%)
Royal Dutch Petroleum Co. .............       89,400           5,308,125
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.8%)
Baker Hughes Inc. .....................       12,700             436,562
Halliburton Co. .......................       14,300             529,994
Nabors Industries, Inc. + .............        6,200             315,580
Rowan Co., Inc. + .....................        3,700              93,194
Schlumberger, Ltd. ....................       23,700           1,804,162
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
OIL & GAS - DRILLING & EQUIPMENT (CONTINUED)
Transocean Sedco Forex Inc. ...........        6,100             323,300
                                                               3,502,792
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.5%)
Anadarko Petroleum Corp. ..............       12,060             772,443
Apache Corp. ..........................        5,100             282,094
Burlington Resources, Inc. ............        5,800             208,800
Devon Energy Corp. ....................        2,800             141,120
Kerr-McGee Corp. ......................        4,200             274,313
Unocal Corp. ..........................       11,300             385,612
                                                               2,064,382
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Inc. ..........................        2,100              68,775
Sunoco, Inc. ..........................        4,200             125,738
Tosco Corp. ...........................        6,600             188,925
                                                                 383,438
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.5%)
Amerada Hess Corp. ....................        4,000             248,000
Conoco Inc. - Class B .................       17,400             473,063
Occidental Petroleum Corp. ............       14,800             294,150
Phillips Petroleum Co. ................       12,000             741,000
USX-Marathon Group ....................       15,500             421,406
                                                               2,177,619
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (4.2%)
Chevron Corp. .........................       21,800           1,790,325
Exxon Mobil Corp. .....................      176,700          15,759,431
Texaco, Inc. ..........................       17,500           1,033,594
                                                              18,583,350
                                                           ---------------
PAPER & FOREST PRODUCTS (0.3%)
Boise Cascade Corp. ...................        2,100              60,244
Georgia-Pacific Corp. .................        7,800             209,625
International Paper Co. ...............        9,700             355,262
Mead Corp. ............................        4,600             133,113
Potlatch Corp. ........................          800              26,800
Westvaco Corp. ........................        4,500             128,250
Weyerhaeuser Co. ......................       10,300             483,456
Willamette Industries, Inc. ...........        3,600             130,725
                                                               1,527,475
                                                           ---------------
PERSONAL CARE (0.2%)
Alberto-Culver Co. - Class B ..........          200               6,713
Avon Products, Inc. ...................        7,000             339,500
Gillette Co. ..........................       16,900             589,387
                                                                 935,600
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. .....................        9,100             408,363
Polaroid Corp. ........................        1,200              12,075
                                                                 420,438
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.2%)
AES Corp. + ...........................       14,700             830,550
                                                           ---------------
PUBLISHING (0.1%)
Harcourt General, Inc. ................        1,400              78,470
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
PUBLISHING (CONTINUED)
McGraw-Hill Co., Inc. (The) ...........        7,600             487,825
Meredith Corp. ........................          900              28,575
                                                                 594,870
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.3%)
Dow Jones & Co., Inc. .................        2,400             141,300
Gannett Co., Inc. .....................        7,800             452,400
Knight-Ridder, Inc. ...................        3,100             155,775
New York Times Co. ....................        6,200             227,850
Tribune Co. ...........................        9,983             369,995
                                                               1,347,320
                                                           ---------------
RAILROADS (0.2%)
Burlington Northern Santa Fe Corp. ....       11,800             313,437
CSX Corp. .............................        3,500              88,594
Norfolk Southern Corp. ................       11,500             162,438
Union Pacific Corp. ...................        7,500             351,562
                                                                 916,031
                                                           ---------------
RESTAURANTS (0.3%)
Darden Restaurants, Inc. ..............        2,000              45,000
McDonald's Corp. ......................       22,300             691,300
Starbucks Corp. + .....................        5,500             245,781
Tricon Global Restaurants, Inc. + .....        4,300             129,000
Wendy's International, Inc. ...........        4,400              95,700
                                                               1,206,781
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.8%)
Home Depot, Inc. ......................       77,200           3,319,600
Sherwin-Williams Co. ..................        6,300             136,631
                                                               3,456,231
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.2%)
Best Buy Co., Inc. + ..................       10,000             501,875
Circuit City Stores - Circuit City
 Group.................................        6,100              80,825
RadioShack Corp. ......................        7,100             423,338
                                                               1,006,038
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.4%)
Federated Department Stores, Inc. + ...        9,200             299,575
Kohl's Corp. + ........................       12,600             682,762
May Department Stores Co. .............        4,600             120,750
Sears, Roebuck & Co. ..................       16,500             490,545
                                                               1,593,632
                                                           ---------------
RETAIL - DISCOUNTERS (0.0%)
Consolidated Stores Corp. + ...........        3,400              40,375
Dollar General Corp. ..................        5,600              86,800
                                                                 127,175
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAIN (1.9%)
Costco Wholesale Corp. + ..............       14,300             523,738
Target Corp. ..........................       30,100             831,512
Wal-Mart Stores, Inc. .................      151,000           6,851,625
                                                               8,206,875
                                                           ---------------
RETAIL - SPECIALITY (0.2%)
AutoZone, Inc. + ......................        3,800             101,888
Bed Bath & Beyond, Inc. + .............       11,200             289,100
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
RETAIL - SPECIALITY (CONTINUED)
Staples, Inc. + .......................       13,700             195,225
Tiffany & Co. .........................        7,000             298,812
Toys "R" Us, Inc. + ...................        6,400             110,000
                                                                 995,025
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.2%)
The Limited, Inc. .....................       21,000             530,250
TJX Companies, Inc. ...................        9,400             256,150
                                                                 786,400
                                                           ---------------
RETAIL STORES - DRUG STORE (0.5%)
CVS Corp. .............................       12,500             661,719
Longs Drug Stores Corp. ...............          100               2,187
Walgreen Co. ..........................       32,000           1,460,000
                                                               2,123,906
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.4%)
Albertson's, Inc. .....................       12,300             291,356
Kroger Co. (The) + ....................       24,300             548,269
Safeway, Inc. + .......................       15,900             869,531
                                                               1,709,156
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.3%)
Charter One Financial, Inc. ...........        6,510             149,323
Golden West Financial Corp. ...........        7,500             420,469
Washington Mutual Financial Corp. .....       16,000             704,000
                                                               1,273,792
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.2%)
Interpublic Group of Co., Inc. (The) ..        9,700             416,494
Omnicom Group, Inc. ...................        5,200             479,700
                                                                 896,194
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Convergys Corp. + .....................        4,500             196,031
H&R Block, Inc. .......................        3,700             132,044
IMS Health, Inc. ......................        8,200             193,725
                                                                 521,800
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.3%)
Computer Sciences Corp. + .............        4,600             289,800
Electronic Data Systems Corp. .........       14,900             699,369
Sapient Corp. + .......................        5,600             199,150
                                                               1,188,319
                                                           ---------------
SERVICES - DATA PROCESSING (0.8%)
Automatic Data Processing, Inc. .......       25,200           1,645,875
Ceridian Corp. + ......................        2,200              55,000
Equifax, Inc. .........................        3,800             131,100
First Data Corp. ......................       16,400             822,050
Paychex, Inc. .........................       17,900           1,014,706
                                                               3,668,731
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ..........................        1,700              38,356
RR Donnelley & Sons Co. ...............        3,700              79,550
                                                                 117,906
                                                           ---------------
STEEL (0.1%)
Allegheny Technologies Inc. ...........        3,200              64,800
                                          NUMBER OF        MARKET VALUE
                                           SHARES
                                         -------------     ---------------
STEEL (CONTINUED)
Nucor Corp. ...........................        3,900             135,281
USX-US Steel Group, Inc. ..............        4,600              73,313
Worthington Industries ................        2,400              22,950
                                                                 296,344
                                                           ---------------
TELEPHONE (3.1%)
BellSouth Corp. .......................       62,200           3,005,038
CenturyTel, Inc. ......................        4,200             161,700
Qwest Communications International Inc.
 +.....................................       27,700           1,346,913
SBC Communications, Inc. ..............      113,400           6,541,762
Verizon Communications ................       45,300           2,618,906
                                                              13,674,319
                                                           ---------------
TELEPHONE LONG DISTANCE (1.1%)
AT&T Corp. ............................      127,000           2,944,812
Global Crossing Ltd. + ................       28,300             668,588
WorldCom, Inc. + ......................       46,000           1,092,500
                                                               4,705,900
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ...................        1,700              72,250
Russell Corp. .........................          800              12,800
VF Corp. ..............................        2,900              79,206
                                                                 164,256
                                                           ---------------
TEXTILES - HOME FURNISHINGS (0.0%)
Springs Industries, Inc. - Class A ....          300               7,069
                                                           ---------------
TOBACCO (0.6%)
Philip Morris Co. Inc. ................       75,100           2,750,537
UST, Inc. .............................        3,800              95,950
                                                               2,846,487
                                                           ---------------
TRUCKERS (0.0%)
Ryder System, Inc. ....................        1,600              31,600
                                                           ---------------
TRUCKS & PARTS (0.1%)
Cummins Engine Co., Inc. ..............        1,400              47,600
Navistar International Corp. + ........        2,900              95,881
PACCAR, Inc. ..........................        2,900             121,982
                                                                 265,463
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Waste Management, Inc. ................       18,000             360,000
TOTAL COMMON STOCKS                                          430,745,180
 (COST $360,578,802)
                                                           ---------------
PREFERRED STOCKS (0.2%)
Seagram Co. Ltd. (Entertainment) ......       12,600             719,775
TOTAL PREFERRED STOCKS (COST $718,937)                           719,775
                                                           ---------------
                                          PRINCIPAL
                                           AMOUNT
                                         -------------
SHORT-TERM INVESTMENTS (3.2%)
Federal Farm Credit Bank,6.45%,11/01/00  $13,984,000          13,984,000
U.S. Treasury Bill,5.95%,11/09/00 @ ...      300,000             299,603
TOTAL SHORT-TERM INVESTMENTS                                  14,283,603
 (COST $14,283,603)
                                                           ---------------
                                                           MARKET VALUE

                                                           ---------------
TOTAL INVESTMENTS (COST
 $375,581,342)(A)                                           $445,748,558
OTHER ASSETS LESS LIABILITIES                                 (3,701,299)
                                                           ---------------
TOTAL NET ASSETS                                            $442,047,259
                                                           ---------------


    See Notes to Portfolio of Investments.                                     7

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS LARGE CAP (CONTINUED)

8 See Notes to Portfolio of Investments.

     See Notes to Portfolio of Investments.                                    9

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS LARGE CAP (CONTINUED)

10 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    11

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS LARGE CAP (CONTINUED)

12 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal tax purposes amounts to $387,507,669. Unrealized gains and losses, based on identified tax cost at October 31, 2000, are as follows:

 Unrealized gains.............................$ 73,202,531
 Unrealized losses............................ (14,961,642)
                                              ------------
    Net unrealized gain.......................$ 58,240,889
                                              ============

Information concerning open futures contracts at October 31, 2000 is shown below:

                                       NOTIONAL
                          NO. OF        MARKET     EXPIRATION      UNREALIZED
                         CONTRACTS      VALUE         DATE         GAIN/(LOSS)
                         ----------   -----------  ----------      -----------
Long Contracts
--------------
 S&P 500 Index Futures..     12        $4,320,600    Dec 00         $(43,241)
                                       ==========                    ========

+  Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at October 31, 2000.

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        13

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS MID CAP


                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
COMMON STOCKS (98.5%)
AEROSPACE/DEFENSE (0.5%)
Newport News Shipbuilding, Inc. .........        700              34,431
Precision Castparts Corp. ...............      1,400              52,850
                                                                  87,281
                                                            --------------
AGRICULTURE (0.1%)
Universal Corp. .........................        700              19,600
                                                            --------------
AIR FREIGHT (0.3%)
Atlas Air, Inc. + .......................        500              18,125
CNF Transportation, Inc. ................        300               8,006
EGL, Inc. + .............................        700              19,950
                                                                  46,081
                                                            --------------
AIRLINES (0.0%)
Alaska Air Group, Inc. + ................        100               2,594
                                                            --------------
AUTO PARTS & EQUIPMENT (0.6%)
ArvinMeritor, Inc. ......................        975              16,331
Bandag, Inc. ............................        200               7,138
Borg-Warner Automotive, Inc. ............        400              15,100
Lear Corp. + ............................      1,200              32,700
Modine Manufacturing Co. ................        300               7,913
Superior Industries International, Inc. .        600              20,437
                                                                  99,619
                                                            --------------
BANKS - REGIONAL (4.3%)
Associated Banc-Corp. ...................      1,060              25,506
Banknorth Group, Inc. ...................      2,400              43,500
City National Corp. .....................        800              27,500
Compass Bancshares Inc. .................      1,900              34,556
First Virginia Banks, Inc. ..............        300              12,413
FirstMerit Corp. ........................        600              13,688
Greater Bay Bancorp .....................        800              26,050
Hibernia Corp. ..........................      2,700              32,231
Marshall & Ilsley Corp. .................      1,700              77,031
Mercantile Bankshares Corp. .............      1,000              37,625
National Commerce Bancorporation ........      3,100              65,875
North Fork Bancorp, Inc. ................      2,600              52,487
Pacific Century Financial Corp. .........      1,000              12,688
Silicon Valley Bancshares + .............      1,400              64,750
TCF Financial Corp. .....................      1,100              44,481
Westamerica Bancorporation ..............        500              17,969
Wilmington Trust Corp. ..................        600              31,575
Zions Bancorporation ....................      1,400              80,412
                                                                 700,337
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.2%)
Whitman Corp. ...........................      2,200              28,600
                                                            --------------
BIOTECHNOLOGY (4.7%)
Chiron Corp. + ..........................      3,100             134,269
Genzyme Corp. + .........................      1,400              99,400
Gilead Sciences, Inc. + .................        800              68,800
IDEC Pharmaceuticals Corp. + ............        800             156,900
Incyte Genomics, Inc. + .................      1,600              58,600
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
BIOTECHNOLOGY (CONTINUED)
Millennium Pharmaceuticals, Inc. + ......      3,400             246,712
                                                                 764,681
                                                            --------------
BROADCASTING - TV, RADIO & CABLE (1.7%)
Chris-Craft Industries, Inc. + ..........        509              37,412
Hispanic Broadcasting Corp. + ...........      1,900              59,375
Univision Communications, Inc. + ........      3,500             133,875
Westwood One, Inc. + ....................      2,700              51,131
                                                                 281,793
                                                            --------------
BUILDING MATERIALS GROUP (0.1%)
USG Corp. ...............................        600              10,238
                                                            --------------
CELLULAR/WIRELESS TELECOMMUNICATIONS (0.3%)
Powerwave Technologies, Inc. + ..........      1,100              52,938
                                                            --------------
CHEMICALS (0.6%)
Airgas, Inc. + ..........................        800               5,400
Cabot Corp. .............................      2,000              44,000
IMC Global, Inc. ........................      1,800              23,287
Lyondell Petrochemical Co. ..............      1,400              20,125
Solutia, Inc. ...........................        800              10,200
                                                                 103,012
                                                            --------------
CHEMICALS - DIVERSIFIED (0.1%)
Olin Corp. ..............................        700              12,425
                                                            --------------
CHEMICALS - SPECIALITY (0.7%)
Albemarle Corp. .........................        500              11,594
Crompton Corp. ..........................      1,800              14,400
Cytec Industries Inc. + .................        600              20,775
Ferro Corp. .............................        400               8,200
Fuller (H.B.) Co. .......................        200               6,762
Lubrizol Corp. (The) ....................        700              15,181
Minerals Technologies Inc. ..............        400              12,525
RPM, Inc. ...............................        900               8,044
Schulman (A.), Inc. .....................        400               4,375
Valspar Corp. (The) .....................        500              13,655
                                                                 115,511
                                                            --------------
COMMUNICATIONS EQUIPMENT (1.7%)
ADTRAN, Inc. + ..........................        700              26,600
ANTEC Corp. + ...........................        500               6,094
DSP Group, Inc. + .......................        700              19,862
Harris Corp. ............................      1,200              38,025
L-3 Communications Holdings, Inc. + .....        800              52,750
MasTec,  Inc. + .........................        800              23,150
Polycom, Inc. + .........................      1,300              84,500
Sawtek, Inc. + ..........................        600              30,525
                                                                 281,506
                                                            --------------
COMPUTERS - NETWORKING (1.5%)
3Com Corp. + ............................     11,000             195,250
Avocent Corp. ...........................        700              49,656
                                                                 244,906
                                                            --------------
COMPUTERS - PERIPHERALS (0.4%)
Quantum Corp. - DLT & Storage Systems ...      2,600              39,000
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
COMPUTERS - PERIPHERALS (CONTINUED)
Storage Technology Corp. + ..............      3,100              30,225
                                                                  69,225
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (8.7%)
Affiliated Computer Services, Inc. + ....        800              44,550
Cadence Design Systems, Inc. + ..........      3,900             100,181
Galileo International, Inc. .............      1,100              21,725
Informix Corp. + ........................      8,300              35,275
Intuit Inc. + ...........................      4,900             301,044
Macromedia, Inc. + ......................        900              69,356
Mentor Graphics Corp. + .................      2,000              46,875
Network Associates, Inc. + ..............      4,200              80,850
NVIDIA Corp. + ..........................      1,500              93,211
Rational Software Corp. + ...............      5,800             346,187
Retek Inc. ..............................        800              31,550
Structural Dynamics Research Corp. + ....        600               6,188
Sybase, Inc. + ..........................      2,500              52,344
Symantec Corp. + ........................      1,800              70,313
Synopsys, Inc. + ........................      1,200              41,850
Titan Corp. (The) + .....................        800              10,700
Transaction Systems Architects, Inc. + ..        400               5,400
Wind River Systems ......................      1,700              69,806
                                                               1,427,405
                                                            --------------
CONSTRUCTION (0.4%)
Martin Marietta Materials, Inc. .........        600              23,040
Southdown, Inc. .........................        600              42,525
                                                                  65,565
                                                            --------------
CONSUMER - JEWELRY/NOVELTIES (0.2%)
Blyth Industries, Inc. + ................        600              15,600
Lancaster Colony Corp. ..................        700              16,538
                                                                  32,138
                                                            --------------
CONSUMER FINANCE (0.6%)
PMI Group, Inc. (The) ...................      1,300              96,037
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.1%)
Sonoco Products Co. .....................        770              14,871
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.3%)
AmeriSource Health Corp. + ..............      1,200              52,125
PSS World Medical, Inc. + ...............      1,000               3,000
                                                                  55,125
                                                            --------------
ELECTRIC COMPANIES (6.3%)
Allegheny Energy, Inc. ..................      1,900              77,781
ALLETE ..................................      1,100              23,719
Alliant Energy Corp. ....................      1,200              36,375
Black Hills Corp. .......................        150               4,688
Cleco Corp. .............................        400              19,025
Conectiv, Inc. ..........................      1,450              26,009
DPL Inc. ................................      2,300              65,262
DQE, Inc. ...............................        900              31,444
Energy East Corp. .......................      2,100              42,394
Hawaiian Electric Industries, Inc. ......        200               6,588
IDACORP, Inc. ...........................        900              44,381
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
ELECTRIC COMPANIES (CONTINUED)
IPALCO Enterprises,  Inc. ...............      1,400              31,413
Kansas City Power & Light Co. ...........      1,100              26,469
LG&E Energy Corp. .......................      2,200              54,037
Montana Power Co. (The) .................      2,500              70,625
NiSource Inc. ...........................      1,900              47,381
Northeast Utilities Corp. + .............      3,500              71,312
NSTAR ...................................        800              30,950
OGE Energy Corp. ........................      1,200              24,675
Potomac Electric Power Co. ..............      1,800              41,175
Public Service Co. of New Mexico ........        600              16,538
Puget Sound Energy, Inc. ................      1,400              34,387
SCANA Corp. .............................      1,700              45,050
Sierra Pacific Resources ................        700              12,031
TECO Energy, Inc. .......................      2,000              55,750
UtiliCorp United Inc. ...................      1,500              39,844
Western Resources, Inc. .................      1,200              25,650
Wisconsin Energy Corp. ..................      1,800              33,863
                                                               1,038,816
                                                            --------------
ELECTRICAL EQUIPMENT (2.5%)
Hubbell, Inc. + .........................      1,000              23,938
SCI Systems, Inc. + .....................      1,000              43,000
Sensormatic Electronics Corp. + .........      1,800              32,400
SPX Corp. + .............................        600              74,175
Symbol Technologies, Inc. ...............      2,312             105,051
Vishay Intertechnology, Inc. + ..........      4,050             121,500
                                                                 400,064
                                                            --------------
ELECTRONICS - COMPONENT DIST. (0.6%)
Arrow Electronics, Inc. + ...............      1,700              54,400
Avnet, Inc. .............................      1,600              43,000
                                                                  97,400
                                                            --------------
ELECTRONICS - DEFENSE (0.3%)
Litton Industries, Inc. + ...............        800              41,550
                                                            --------------
ELECTRONICS - INSTRUMENTS (1.1%)
Credence Systems Corp. + ................      1,400              26,250
Waters Corp. + ..........................      2,100             152,381
                                                                 178,631
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (9.7%)
Atmel Corp. + ...........................     11,200             167,300
Cirrus Logic, Inc. + ....................        500              21,563
Cypress Semiconductor Corp. + ...........      3,600             134,775
Integrated Device Technology, Inc. + ....      3,100             174,569
International Rectifier Corp. + .........      1,900              84,787
Lattice Semiconductor Corp. + ...........      3,000              87,562
Micrel, Inc. + ..........................      2,000              90,500
Microchip Technology, Inc. + ............      2,775              87,759
QLogic Corp. + ..........................      2,200             212,850
Semtech Corp. + .........................      1,000              32,250
TranSwitch Corp. + ......................      2,500             144,375
TriQuint Semiconductor, Inc. + ..........      1,400              53,638
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Vitesse Semiconductor Corp. + ...........      4,300             300,731
                                                               1,592,659
                                                            --------------
ENGINEERING & CONSTRUCTION (0.5%)
Granite Construction, Inc. ..............        450              10,266
Jacobs Engineering Group, Inc. + ........        400              16,550
Quanta Services, Inc. + .................      2,000              62,125
                                                                  88,941
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.4%)
Cabot Microelectronics Corp. + ..........        392              17,322
Lam Research Corp. + ....................      2,100              40,687
                                                                  58,009
                                                            --------------
FINANCIAL - DIVERSIFIED (1.3%)
Ambac Financial Group, Inc. .............      1,200              95,775
SEI Investments Co. .....................      1,300             117,975
                                                                 213,750
                                                            --------------
FOODS (1.6%)
Dean Foods Co. ..........................        500              16,000
Dreyer's Grand Ice Cream, Inc. ..........        500              12,313
Flowers Industries, Inc. ................      1,700              26,137
Hormel Foods Corp. ......................      1,000              16,812
IBP, Inc. ...............................      1,800              37,012
Interstate Bakeries Corp. ...............        700               9,800
J.M. Smucker Co. (The) ..................        300               6,675
Lance, Inc. .............................        200               2,013
McCormick & Co., Inc. ...................      1,600              50,700
Suiza Foods Corp. + .....................        500              23,156
Tyson Foods, Inc. .......................      3,700              41,394
Universal Foods Corp. ...................        600              11,850
                                                                 253,862
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.9%)
GTECH Holdings Corp. + ..................        400               6,925
International Game Technology + .........      1,300              47,612
Mandaley Resort Group + .................      1,400              29,138
Park Place Entertainment Corp. + ........      5,100              65,025
                                                                 148,700
                                                            --------------
HEALTH CARE - DRUGS (1.4%)
ICN Pharmaceuticals, Inc. ...............      1,200              45,675
Mylan Laboratories, Inc. ................      2,200              61,600
Sepracor Inc. + .........................      1,700             115,812
                                                                 223,087
                                                            --------------
HEALTH CARE - DRUGS/PHARMACUETICALS (1.1%)
Forest Laboratories, Inc. + .............      1,400             185,500
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.6%)
Health Management Associates, Inc. + ....      4,100              81,231
Quorum Health Group,  Inc. + ............        900              12,038
                                                                  93,269
                                                            --------------
HEALTH CARE - MANAGED CARE (1.7%)
Express Scripts, Inc. + .................        300              20,156
First Health Group Corp. + ..............      1,300              50,700
Foundation Health Systems, Inc. + .......      2,000              40,375
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
HEALTH CARE - MANAGED CARE (CONTINUED)
Oxford Health Plans, Inc. + .............      2,500              84,375
PacifiCare Health Systems, Inc. + .......      1,000              10,438
Trigon Healthcare, Inc. + ...............      1,100              78,856
                                                                 284,900
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (2.3%)
Acuson Corp. + ..........................        400               9,125
Beckman Coulter, Inc. ...................        600              42,038
DENTSPLY International Inc. .............      1,100              38,156
Edwards Lifesciences Corp. + ............        700               9,406
MiniMed Inc. + ..........................      1,000              72,937
STERIS Corp. + ..........................      1,000              15,000
Stryker Corp. ...........................      3,400             160,225
Sybron International Corp. + ............      1,500              37,125
                                                                 384,012
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (1.3%)
Apria Healthcare Group, Inc. + ..........        800              16,000
Lincare Holdings Inc. + .................        900              37,856
Omnicare, Inc. ..........................      1,200              21,000
Quest Diagnostics Inc. + ................      1,400             134,750
                                                                 209,606
                                                            --------------
HEALTH CARE DIVERSIFIED (1.0%)
IVAX Corp. + ............................      3,850             167,475
                                                            --------------
HOMEBUILDING (0.3%)
Clayton Homes, Inc. .....................        900               8,269
Lennar Corp. ............................      1,500              48,187
                                                                  56,456
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
Furniture Brands International,  Inc. + .        800              13,500
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.3%)
Church & Dwight Co., Inc. ...............      1,000              19,750
Energizer Holdings, Inc. + ..............      1,600              31,600
                                                                  51,350
                                                            --------------
INSURANCE - LIFE/HEALTH (0.3%)
Protective Life Corp. ...................      1,300              30,063
The MONY Group Inc. .....................        400              16,450
                                                                  46,513
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (1.5%)
Allmerica Financial Corp. ...............        900              56,756
American Financial Group, Inc. ..........      1,000              21,438
Everest Re Group, Ltd. ..................      1,100              64,488
Horace Mann Educators Corp. .............        500               8,406
HSB Group, Inc. .........................        500              19,781
Ohio Casualty Corp. .....................        700               5,884
Old Republic International Corp. ........      2,050              53,300
Unitrin, Inc. ...........................        500              15,531
                                                                 245,584
                                                            --------------
INVESTMENT BANKING/BROKERAGE (1.1%)
Edwards (A.G.), Inc. ....................      1,500              76,125
Legg Mason, Inc. ........................      1,000              51,937
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
INVESTMENT BANKING/BROKERAGE (CONTINUED)
Waddel & Reed Financial Inc. - Class A ..      1,500              47,813
                                                                 175,875
                                                            --------------
LEISURE TIME - PRODUCTS (0.3%)
Callaway Golf Co. .......................      1,700              27,200
International Speedway Corp. ............        700              22,488
                                                                  49,688
                                                            --------------
MACHINERY - DIVERSIFIED (0.2%)
AGCO Corp. ..............................      1,200              13,650
Kaydon Corp. ............................        200               4,388
Tecumseh Products Co. - Class A .........        400              15,950
                                                                  33,988
                                                            --------------
MANUFACTURING - DIVERSIFIED (1.3%)
American Standard Companies, Inc. + .....      1,200              55,050
AMETEK, Inc. ............................        900              19,575
Carlisle Co., Inc. ......................        700              29,137
Harsco Corp. ............................        900              18,169
Hillenbrand Industries, Inc. ............      1,500              69,375
Stewart & Stevenson Services, Inc. ......        800              19,200
Trinity Industries, Inc. ................        400               9,625
                                                                 220,131
                                                            --------------
MANUFACTURING - SPECIALIZED (1.9%)
Albany International Corp. - Class A + ..        314               3,376
Diebold, Inc. ...........................      1,500              39,000
Donaldson Co., Inc. .....................        500              11,312
Federal Signal Corp. ....................        600              14,025
Flowserve Corp. .........................        500              10,063
Jabil Circuit, Inc. + ...................      3,100             176,894
Nordson Corp. ...........................        600              17,212
Teleflex, Inc. ..........................        700              24,194
York International Corp. ................        600              16,312
                                                                 312,388
                                                            --------------
METAL FABRICATORS (0.1%)
Kennametal, Inc. ........................        700              20,563
Ryerson Tull, Inc. ......................        300               2,250
                                                                  22,813
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (1.4%)
AGL Resources, Inc. .....................      1,100              22,413
Kinder Morgan, Inc. .....................      1,800              69,412
MCN Energy Group, Inc. ..................      1,300              32,013
National Fuel Gas Co. ...................        700              37,537
Questar Corp. ...........................      1,100              29,769
Vectren Corp. ...........................        800              18,500
Washington Gas Light Co. ................        500              12,750
                                                                 222,394
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.5%)
Herman Miller, Inc. .....................      1,100              28,738
HON INDUSTRIES Inc. .....................      1,200              28,875
Reynolds and Reynolds Co. (The) .........      1,200              21,450
Wallace Computer Services, Inc. .........        500               7,250
                                                                  86,313
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
OIL & GAS - DRILLING & EQUIPMENT (5.4%)
BJ Services Co. + .......................      2,600             136,338
Cooper Cameron Corp. + ..................      1,300              70,850
ENSCO International Inc. ................      3,200             106,400
Global Marine Inc. + ....................      4,100             108,650
Grant Prideco, Inc. + ...................      1,600              29,700
Helmerich & Payne, Inc. .................      1,500              47,156
Noble Drilling Corp. + ..................      4,100             170,406
Smith International, Inc. + .............      1,100              77,550
Tidewater, Inc. .........................        900              41,569
Varco International, Inc. + .............      1,941              33,482
Weatherford International, Inc. .........      1,800              65,700
                                                                 887,801
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (1.2%)
Murphy Oil Corp. ........................        800              46,350
Noble Affiliates, Inc. ..................      1,700              62,368
Ocean Energy, Inc. + ....................      5,000              69,375
Pioneer Natural Resources Co. + .........      1,900              24,819
                                                                 202,912
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.6%)
Ultramar Diamond Shamrock Corp. .........      1,200              31,500
Valero Energy Corp. .....................      1,800              59,513
                                                                  91,013
                                                            --------------
PAPER & FOREST PRODUCTS (0.7%)
Bowater, Inc. ...........................        900              48,712
Georgia-Pacific Corp. (Timber Group) ....      1,100              31,144
Glatfelter (P.H.) Co. ...................        500               5,219
Longview Fibre Co. ......................        700               9,537
Rayonier, Inc. ..........................        500              17,594
Wausau-Mosinee Paper Corp. ..............        200               1,760
                                                                 113,966
                                                            --------------
PERSONAL CARE (0.2%)
Carter-Wallace, Inc. ....................        500              13,719
Perrigo Co. + ...........................      2,200              14,575
                                                                  28,294
                                                            --------------
PHOTOGRAPHY/IMAGING (0.3%)
Imation Corp. + .........................        300               5,944
Infocus Corp. + .........................        800              35,350
                                                                  41,294
                                                            --------------
POWER PRODUCERS - INDEPENDENT (1.2%)
Calpine Corp. + .........................      2,400             189,450
                                                            --------------
PUBLISHING (0.4%)
Houghton Mifflin Co. ....................        200               7,363
Reader's Digest Association, Inc. (The) .        700              25,681
Scholastic Corp. + ......................        400              32,000
                                                                  65,044
                                                            --------------
PUBLISHING - NEWSPAPERS (0.7%)
Belo (A.H.) Corp. - Series A ............      1,800              34,538
Lee Enterprises, Inc. ...................        800              22,100
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
PUBLISHING - NEWSPAPERS (CONTINUED)
Washington Post Co. .....................        100              53,412
                                                                 110,050
                                                            --------------
RAILROADS (0.2%)
GATX Corp. ..............................        700              29,444
Wisconsin Central Transportation Co. + ..        600               7,687
                                                                  37,131
                                                            --------------
RESTAURANTS (0.8%)
Bob Evans Farms, Inc. ...................        200               3,763
Brinker International, Inc. + ...........      2,000              78,500
CBRL Group, Inc. ........................        700              12,512
Lone Star Steakhouse & Saloon, Inc. + ...        400               3,375
Outback Steakhouse, Inc. + ..............      1,050              29,925
Papa John's International, Inc. + .......        400              10,050
                                                                 138,125
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.8%)
CDW Computer Centers, Inc. + ............      1,400              90,212
Tech Data Corp. + .......................        800              33,300
                                                                 123,512
                                                            --------------
RETAIL - DEPARTMENT STORES (0.3%)
Neiman Marcus Group, Inc. (The) - Class A
 +.......................................        900              33,412
Saks Inc. + .............................      2,100              21,394
                                                                  54,806
                                                            --------------
RETAIL - DISCOUNTERS (0.4%)
Dollar Tree Stores, Inc. + ..............        750              29,344
Family Dollar Stores, Inc. ..............      1,200              23,325
Ross Stores, Inc. .......................      1,100              14,506
                                                                  67,175
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAIN (0.2%)
BJ's Wholesale Club, Inc. + .............      1,200              39,525
                                                            --------------
RETAIL - HOME SHOPPING (0.0%)
Lands' End, Inc. + ......................        200               5,130
                                                            --------------
RETAIL - SPECIALITY (0.6%)
Barnes & Noble, Inc. + ..................      1,200              22,650
Borders Group, Inc. + ...................      1,500              20,812
Claire's Stores, Inc. ...................        600              12,075
Officemax, Inc. + .......................      1,300               3,738
Payless ShoeSource, Inc. + ..............        400              23,175
Williams-Sonoma, Inc. + .................        400               8,325
                                                                  90,775
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.0%)
Ruddick Corp. ...........................        300               3,938
                                                            --------------
SAVINGS & LOAN COMPANIES (1.1%)
Astoria Financial Corp. .................        900              33,750
Dime Bancorp, Inc. ......................      2,600              63,537
GreenPoint Financial Corp. ..............      1,600              47,600
Roslyn Bancorp, Inc. ....................        800              17,350
Sovereign Bancorp, Inc. .................      1,500              12,469
Webster Financial Corp. .................        600              14,625
                                                                 189,331
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
SERVICES - ADVERTISING/MARKETING (0.6%)
ACNielsen Corp. + .......................        700              16,756
Acxiom Corp. + ..........................      1,400              56,350
Harte-Hanks, Inc. .......................      1,200              26,550
                                                                  99,656
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (1.3%)
Apollo Group, Inc. ......................      1,400              54,775
DeVry, Inc. + ...........................      1,000              36,937
Dun & Bradstreet Corp. + ................        500              10,812
NCO Group, Inc. + .......................        300               6,563
Ogden Corp. .............................      1,400              19,250
Pittston Brink's Group ..................        400               6,350
Sylvan Learning Systems, Inc. + .........        600               9,263
Viad Corp. ..............................      2,900              61,987
                                                                 205,937
                                                            --------------
SERVICES - COMPUTER SYSTEMS (1.4%)
Comdisco, Inc. ..........................      4,300              52,944
Gartner Group, Inc. + ...................        900               7,875
Investment Technology Group, Inc. + .....        600              21,600
Keane, Inc. + ...........................      1,500              19,500
MarchFirst, Inc. + ......................      1,000               5,812
SunGard Data Systems Inc. + .............      2,300             117,587
Sykes Enterprises, Inc. + ...............        500               2,688
                                                                 228,006
                                                            --------------
SERVICES - DATA PROCESSING (4.1%)
CheckFree Corp. + .......................      1,300              64,675
Concord EFS, Inc. + .....................      3,450             142,528
CSG Systems International, Inc. + .......      1,300              60,369
DST Systems, Inc. + .....................      3,800             234,175
Fiserv, Inc. + ..........................      2,900             152,068
NOVA Corp. + ............................        900              14,119
                                                                 667,934
                                                            --------------
SERVICES - EMPLOYMENT (1.4%)
Kelly Services, Inc. ....................        500              11,094
Korn/Ferry International + ..............        600              21,000
Manpower, Inc. ..........................      1,000              34,812
Modis Professional Services, Inc. + .....        900               3,713
Robert Half International, Inc. + .......      5,400             164,700
                                                                 235,319
                                                            --------------
SHIPPING (0.1%)
Alexander & Baldwin, Inc. ...............        500              12,469
Overseas Shipholding Group, Inc. ........        400               9,600
                                                                  22,069
                                                            --------------
SPECIALITY PRINTING (0.0%)
Banta Corp. .............................        300               6,919
                                                            --------------
STEEL (0.2%)
AK Steel Holding Corp. ..................      1,600              14,800
Carpenter Technology Corp. ..............        300               9,300
UCAR International, Inc. + ..............        200               1,650
                                                                  25,750
                                                            --------------
                                           NUMBER OF        MARKET VALUE
                                             SHARES
                                           ------------     --------------
TELEPHONE (1.3%)
Broadwing Inc. ..........................      3,600             101,700
Telephone & Data Systems, Inc. ..........      1,000             105,500
                                                                 207,200
                                                            --------------
TEXTILES - APPAREL (0.3%)
Jones Apparel Group, Inc. + .............      1,950              54,234
                                                            --------------
TEXTILES - HOME FURNISHINGS (0.3%)
Mohawk Industries, Inc. + ...............        700              15,269
Shaw Industries, Inc. + .................      2,000              37,125
                                                                  52,394
                                                            --------------
TEXTILES - SPECIALITY (0.1%)
Unifi, Inc. + ...........................        700               6,081
Wellman, Inc. ...........................        400               6,000
                                                                  12,081
                                                            --------------
TRUCKERS (0.2%)
Arnold Industries, Inc. .................        200               3,513
C.H. Robinson Worldwide, Inc. ...........        600              32,812
Swift Transportation Co., Inc. + ........        300               4,275
                                                                  40,600
                                                            --------------
WATER UTILITIES (0.1%)
American Water Works Co., Inc. ..........        700              17,063
TOTAL COMMON STOCKS (COST $14,543,781)                        16,163,146
                                                            --------------
                                           PRINCIPAL
                                             AMOUNT
                                           ------------
SHORT-TERM INVESTMENTS (2.3%)
Federal Farm Credit Bank,6.45%,11/01/00 .   $373,000             373,000
TOTAL SHORT-TERM INVESTMENTS                                     373,000
 (COST $373,000)
                                                            --------------
TOTAL INVESTMENTS (COST $14,916,781)(A)                       16,536,146
OTHER ASSETS LESS LIABILITIES                                   (137,876  )
                                                            --------------
TOTAL NET ASSETS                                             $16,398,270
                                                            --------------


14 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    15

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS MID CAP (CONTINUED)

16 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    17

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS MID CAP (CONTINUED)

18 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$15,281,792. Unrealized gains and losses, based on identified tax cost at
October 31, 2000, are as follows:
Unrealized gains.............................            $  2,321,157
Unrealized losses............................             (1,066,803)
                                               ----------------------
 Net unrealized gain.........................            $  1,254,354
                                               ======================


+ Non-income producing security.

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        19

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS SMALL CAP


                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
COMMON STOCKS (97.6%)
AEROSPACE/DEFENSE (0.7%)
Alliant Techsystems Inc. + ................       300         $   26,981
BE Aerospace, Inc. + ......................     1,000             16,500
Orbital Sciences Corp. + ..................       700              5,556
Teledyne Technologies Inc. + ..............       600             15,038
                                                                  64,075
                                                              ------------
AGRICULTURE (0.4%)
Corn Products International, Inc. .........       300              7,538
Delta and Pine Land Co. ...................     1,100             26,881
                                                                  34,419
                                                              ------------
AIR FREIGHT (0.7%)
Expeditors International of Washington,
 Inc.......................................     1,300             67,437
Fritz Companies, Inc. + ...................       400              3,250
                                                                  70,687
                                                              ------------
AIRLINES (0.5%)
Atlantic Coast Airlines Holdings, Inc. + ..       200              7,150
Mesa Air Group, Inc. + ....................       600              3,525
SkyWest, Inc. .............................       700             35,350
                                                                  46,025
                                                              ------------
AUTO PARTS & EQUIPMENT (1.0%)
Applied Industrial Technologies, Inc. .....       800             13,550
Gentex Corp. + ............................     1,600             39,600
Intermet Corp. ............................       300              2,250
MascoTech, Inc. ...........................     1,100             18,356
Midas, Inc. ...............................       300              4,162
Simpson Industries, Inc. ..................       200              2,363
Standard Motor Products, Inc. .............       300              2,512
Tenneco Automotive Inc. ...................     1,500              6,469
Tower Automotive, Inc. + ..................       500              5,500
                                                                  94,762
                                                              ------------
BANKS & THRIFTS (0.1%)
First BanCorp. ............................       600             13,763
                                                              ------------
BANKS - REGIONAL (4.3%)
Centura Banks, Inc. .......................       900             34,594
Chittenden Corp. ..........................       600             15,937
Commerce Bancorp, Inc. ....................       705             42,697
Commercial Federal Corp. ..................     1,300             22,750
Community First Bankshares, Inc. ..........     1,000             15,500
Cullen/Frost Bankers, Inc. ................     1,300             43,306
First Midwest Bancorp, Inc. ...............       900             22,556
GBC Bancorp ...............................       300              9,562
Imperial Bancorp + ........................     1,000             24,312
Investors Financial Services Corp. ........       900             64,519
Provident Bankshares Corp. ................       551             10,435
Riggs National Corp. ......................       600              6,750
South Financial Group, Inc. (The) .........       400              4,075
Southwest Bancorporation of Texas, Inc. + .       900             32,850
Susquehanna Bancshares, Inc. ..............       800             11,300
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
BANKS - REGIONAL (CONTINUED)
TrustCo Bank Corp. NY .....................     1,288         $   15,456
United Bankshares, Inc. ...................       900             17,550
Whitney Holdings Corp. ....................       500             18,469
                                                                 412,618
                                                              ------------
BEVERAGES - ALCOHOLIC (0.4%)
Constellation Brands, Inc. + ..............       800             39,000
                                                              ------------
BEVERAGES - NON-ALCOHOLIC (0.2%)
Coca-Cola Bottling Co. Consolidated .......       200              7,200
Triarc Co., Inc. + ........................       500             12,469
                                                                  19,669
                                                              ------------
BIOTECHNOLOGY (5.0%)
Advanced Tissue Sciences, Inc. + ..........     1,900             13,537
Alliance Pharmaceutical Corp. + ...........     1,400             19,775
Bio-Technology General Corp. + ............     1,100             11,550
Biomatrix, Inc. + .........................       600             11,475
Cephalon, Inc. + ..........................     1,000             53,625
COR Therapeutics, Inc. + ..................     1,700             96,050
Enzo Biochem, Inc. + ......................       600             23,100
IDEXX Laboratories, Inc. + ................     1,100             26,400
Immune Response Corp. (The) + .............       600              3,638
Organogenesis Inc. + ......................       600              7,524
Protein Design Labs, Inc. + ...............       400             54,031
Regeneron Pharmaceuticals + ...............     1,100             29,425
Techne Corp. + ............................       600             67,650
Vertex Pharmaceutical, Inc. + .............       600             55,866
                                                                 473,646
                                                              ------------
BUILDING MATERIALS GROUP (0.2%)
Apogee Enterprises, Inc. ..................     1,200              6,300
Simpson Manufacturing Co., Inc. + .........       300             12,788
                                                                  19,088
                                                              ------------
CHEMICALS (0.1%)
ChemFirst Inc. ............................       400              9,200
                                                              ------------
CHEMICALS - DIVERSIFIED (0.0%)
Penford Corp. .............................       200              2,550
                                                              ------------
CHEMICALS - SPECIALITY (1.0%)
Arch Chemicals, Inc. ......................       500              9,719
Cambrex Corp. .............................       600             23,962
Lilly Industries,  Inc. ...................       600             18,000
MacDermid, Inc. ...........................       600             12,900
Material Sciences Corp. + .................       300              3,038
OM Group, Inc. ............................       600             27,750
Quaker Chemical Corp. .....................       200              3,437
                                                                  98,806
                                                              ------------
COMMUNICATIONS EQUIPMENT (2.9%)
Adaptive Broadband Corp. + ................       400              6,425
Allen Telecom Inc. + ......................       600             11,212
Anixter International, Inc. + .............       900             21,825
Aspect Communications Corp. + .............       500              8,242
Brightpoint, Inc. + .......................     1,200              7,988
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Brooktrout Technology, Inc. + .............       300         $    4,331
Cable Design Technologies, Inc. + .........     1,750             40,359
DMC Stratex Networks, Inc. + ..............     1,800             41,625
Inter-Tel, Inc. ...........................       600              6,938
P-Com, Inc. + .............................       800              4,500
Plantronics, Inc. + .......................     1,200             54,750
Proxim, Inc. + ............................       800             48,500
Symmetricom, Inc. + .......................       750              9,563
ViaSat, Inc. + ............................       600             13,200
                                                                 279,458
                                                              ------------
COMPUTERS - HARDWARE (0.7%)
Auspex Systems, Inc. + ....................       600              6,075
National Instruments Corp. + ..............     1,200             56,025
Telxon Corp. + ............................       300              6,731
                                                                  68,831
                                                              ------------
COMPUTERS - NETWORKING (0.2%)
Digi International, Inc. + ................       200              1,450
Network Equipment Technology Inc. + .......       500              4,750
Standard Microsystems Corp. + .............       400              9,600
                                                                  15,800
                                                              ------------
COMPUTERS - PERIPHERALS (0.6%)
Hutchinson Technology Inc. + ..............       800             17,550
Innovex, Inc. .............................       300              4,200
NYFIX, Inc. + .............................       600             23,700
Read-Rite Corp. + .........................     1,400             10,412
                                                                  55,862
                                                              ------------
COMPUTERS SOFTWARE/SERVICES (4.7%)
American Management Systems, Inc. + .......       400              8,650
Aspen Technology, Inc. + ..................       900             37,181
Avant! Corp. + ............................       800             13,450
Avid Technology, Inc. + ...................       600              8,325
AVT Corp. + ...............................       600              3,769
Aware, Inc. + .............................       500             15,469
BARRA, Inc. + .............................       600             36,675
CACI International Inc. + .................       300              6,188
Dendrite International, Inc. + ............       900             19,575
eLoyalty Corp. + ..........................     1,000              9,625
ePresence, Inc. + .........................       500              3,531
Fair Isaac & Co., Inc. ....................       400             16,400
FileNET Corp. + ...........................       800             21,200
Great Plains Software, Inc. + .............       200              7,787
Henry (Jack) & Associates, Inc. ...........     1,000             55,000
HNC Software Inc. + .......................       700             14,219
Kronos, Inc. + ............................       350             12,753
Phoenix Technologies Ltd. + ...............       600              9,637
Progress Software Corp. + .................       900             14,231
QRS Corp. + ...............................       200              1,688
RadiSys Corp. + ...........................       400             10,600
Remedy Corp. + ............................       700             11,987
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
COMPUTERS SOFTWARE/SERVICES (CONTINUED)
RSA Security Inc. + .......................     1,000         $   58,000
SAGA SYSTEMS, Inc. + ......................       900              4,838
SPSS  Inc. + ..............................       200              4,500
Systems & Computer Technology Corp. + .....       800             11,550
THQ Inc. + ................................       400              8,200
Verity, Inc. + ............................       900             21,150
                                                                 446,178
                                                              ------------
CONSTRUCTION (0.2%)
Florida Rock Industries, Inc. .............       400             15,550
                                                              ------------
CONSUMER - JEWELRY/NOVELTIES (0.2%)
Cross (A.T.) Co. + ........................       400              1,925
Cyrk International, Inc. + ................       300              1,163
Department 56, Inc. + .....................       300              4,256
Enesco Group, Inc. ........................       200              1,350
Franklin Covey Co. + ......................       300              2,400
Russ Berrie & Co., Inc. ...................       500             11,344
                                                                  22,438
                                                              ------------
CONSUMER FINANCE (0.9%)
Americredit Corp. + .......................     3,100             83,312
Cash America International, Inc. ..........       500              2,594
                                                                  85,906
                                                              ------------
DISTRIBUTORS - FOOD & HEALTH (2.0%)
Bindley Western Industries, Inc. ..........     1,133             40,717
Fleming Companies, Inc. ...................       800             11,350
Morrison Management Specialists, Inc. .....       300             10,050
Nash-Finch Co. ............................       200              2,475
Owens & Minor, Inc. .......................     1,000             15,125
Patterson Dental Co. + ....................     1,500             46,969
Performance Food Group Co.+ ...............       300             12,150
Priority Healthcare Corp. - Class B + .....       869             46,709
United Natural Foods, Inc. + ..............       400              5,025
                                                                 190,570
                                                              ------------
ELECTRIC COMPANIES (1.4%)
Avista Corp. ..............................     1,000             22,437
Bangor Hydro-Electric Co. .................       200              4,913
Central Vermont Public Service Corp. ......       300              3,019
CH Energy Group, Inc. .....................       400             15,750
Green Mountain Power Corp. ................       200              1,550
Northwestern Corp. ........................       700             15,487
RGS Energy Group Inc. .....................       900             26,550
UIL Holdings Corp. ........................       600             28,087
Unisource Energy Corp. ....................       900             13,444
                                                                 131,237
                                                              ------------
ELECTRICAL EQUIPMENT (7.3%)
APW Ltd. + ................................     1,000             46,187
Artesyn Technologies, Inc. + ..............       900             36,562
Baldor Electric Co. .......................     1,000             19,875
Belden, Inc. ..............................       600             15,563
Benchmark Electronics, Inc. + .............       800             32,200
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
ELECTRICAL EQUIPMENT (CONTINUED)
Black Box Corp. + .........................       500         $   32,937
C&D Technologies, Inc. ....................       900             53,212
C-COR.net Corp. + .........................     1,000             15,625
Checkpoint Systems, Inc. + ................       800              6,350
Cohu, Inc. ................................       200              3,163
Electro Scientific Industries, Inc. + .....       900             31,444
Harman International Industries ...........     1,100             52,800
Itron, Inc. + .............................       300              1,763
KEMET Corp. + .............................     2,800             78,050
Park Electrochemical Corp. ................       400             26,425
Plexus Corp. + ............................     1,000             63,062
Smith (A.O.) Corp. ........................       500              7,063
Technitrol, Inc. ..........................       700             77,612
Three-Five Systems, Inc. + ................       549             18,941
Vicor Corp. + .............................     1,100             59,400
Watsco, Inc. ..............................     1,150             10,833
Zixit Corp. + .............................       400              9,775
                                                                 698,842
                                                              ------------
ELECTRONICS - COMPONENT DIST. (0.2%)
Kent Electronics Corp. + ..................       800             14,900
Pioneer Standard Electronics Corp. ........       600              8,325
                                                                  23,225
                                                              ------------
ELECTRONICS - DEFENSE (1.0%)
Aeroflex Inc. .............................     1,225             72,887
Mercury Computer Systems, Inc. + ..........       700             21,700
                                                                  94,587
                                                              ------------
ELECTRONICS - INSTRUMENTS (1.3%)
Alpha Industries, Inc. + ..................       900             35,887
Analogic Corp. ............................       300             10,594
Coherent, Inc. + ..........................       600             20,887
Meade Instruments Corp. + .................       300              5,494
Methode Electronics, Inc. .................       800             30,100
Trimble Navigation Ltd. + .................       600             14,250
X-Rite, Inc. ..............................       400              2,700
                                                                 119,912
                                                              ------------
ELECTRONICS - SEMICONDUCTORS (2.4%)
Actel Corp. + .............................     1,000             36,625
Alliance Semiconductor Corp. + ............     1,000             20,000
AXT, Inc. + ...............................       500             19,250
C-Cube Microsystems Inc. ..................     1,100             21,450
Dallas Semiconductor Corp. ................     1,900             75,288
ESS Technology, Inc. + ....................       900             13,950
General Semiconductor Corp. + .............     1,100             12,581
Pericom Semiconductor Corp. + .............     1,000             26,500
S3 Inc. + .................................       900              8,128
                                                                 233,772
                                                              ------------
ENGINEERING & CONSTRUCTION (0.8%)
Butler Manufacturing Co. ..................       200              4,925
Dycom Industries, Inc. + ..................     1,325             49,853
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
ENGINEERING & CONSTRUCTION (CONTINUED)
URS Corp. + ...............................       700         $    8,969
Washington Group International, Inc. + ....     1,300             13,650
                                                                  77,397
                                                              ------------
EQUIPMENT - SEMICONDUCTORS (1.0%)
Electroglas, Inc. + .......................       500              7,031
Helix Technology Corp. ....................       500             13,937
Kulicke & Soffa Industries, Inc. + ........     1,100             16,156
Phototronics, Inc. + ......................       600             13,538
Silicon Valley Group, Inc. + ..............       900             29,644
SpeedFam-IPEC, Inc. + .....................       600              5,700
Ultratech Stepper, Inc. + .................       400              9,400
                                                                  95,406
                                                              ------------
FINANCIAL - DIVERSIFIED (0.2%)
Mutual Risk Management Ltd. ...............     1,300             23,563
                                                              ------------
FOODS (1.3%)
Agribrands International, Inc. + ..........       300             13,050
American Italian Pasta Co. - Class A + ....       200              4,013
Earthgrains Co. (The) .....................       400              8,100
Hain Celestial Group, Inc. + ..............       700             27,781
International Multifoods Corp. ............       200              3,388
J&J Snack Foods Corp. + ...................       200              2,688
Michael Foods, Inc. .......................       600             16,162
Ralcorp Holdings, Inc. + ..................       900             12,656
Smithfields Foods, Inc. + .................     1,400             40,162
                                                                 128,000
                                                              ------------
FOOTWEAR (1.1%)
K-Swiss Inc. ..............................       400             11,000
Stride Rite Corp. .........................       500              2,688
Timberland Co. (The) + ....................     1,600             82,600
Wolverine World Wide, Inc. ................       900              9,731
                                                                 106,019
                                                              ------------
GAMING, LOTTERY, & PARI-MUTUEL (0.6%)
Anchor Gaming + ...........................       300             25,481
Aztar Corp. + .............................     1,600             24,200
Pinnacle Entertainment, Inc. + ............       300              6,844
                                                                  56,525
                                                              ------------
GOLD/PRECIOUS METALS MINING (0.1%)
Stillwater Mining Co. + ...................       400             11,600
                                                              ------------
HARDWARE & TOOLS (0.4%)
Scotts Co. (The) + ........................       700             25,025
Toro Co. ..................................       300             10,500
WD-40 Co. .................................       300              6,562
                                                                  42,087
                                                              ------------
HEALTH CARE - DRUGS (2.8%)
Alpharma Inc. - Class A ...................     1,000             38,813
Barr Laboratories, Inc. + .................     1,050             66,281
Cygnus, Inc. + ............................       500              4,469
Dura Pharmaceuticals, Inc. + ..............     1,400             48,212
Medicis Pharmaceutical Corp. + ............     1,000             73,625
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
HEALTH CARE - DRUGS (CONTINUED)
Noven Pharmaceuticals, Inc. + .............       700         $   31,194
                                                                 262,594
                                                              ------------
HEALTH CARE - HOSPITAL MANAGEMENT (1.4%)
Province Healthcare Co. + .................       700             29,487
Universal Health Services, Inc. + .........     1,200            100,650
                                                                 130,137
                                                              ------------
HEALTH CARE - MANAGED CARE (0.9%)
Coventry Health Care, Inc. + ..............     2,400             43,800
Mid Atlantic Medical Services, Inc. + .....     1,800             30,600
US Oncology, Inc. + .......................     2,200             11,825
                                                                  86,225
                                                              ------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (2.0%)
ADAC Laboratories + .......................       900             11,700
CONMED Corp. + ............................       300              4,406
Cooper Companies, Inc. ....................       300             10,725
Datascope Corp. + .........................       400             13,850
Diagnostic Products Corp. .................       300             13,687
Hologic, Inc. + ...........................       300              1,988
Invacare Corp. ............................       700             19,950
Laser Vision Centers, Inc. + ..............       800              3,250
Mentor Corp. ..............................       500              8,813
ResMed Inc. + .............................       700             17,850
Respironics, Inc. + .......................       700             13,737
Sola International, Inc. + ................       500              2,156
Spacelabs Medical, Inc. + .................       100              1,063
Sunrise Medical Inc. + ....................       500              4,656
Syncor International Corp. + ..............       600             15,412
Varian Medical Systems, Inc. + ............       800             39,100
Vital Signs, Inc. .........................       300              9,338
                                                                 191,681
                                                              ------------
HEALTH CARE - SPECIAL SERVICES (1.7%)
Advance Paradigm, Inc. + ..................       600             29,325
Curative Health Services, Inc. + ..........       300              1,650
Hooper Holmes, Inc. .......................       700              6,643
MAXIMUS, Inc. + ...........................       500             12,281
Orthodontic Centers of America, Inc. + ....     1,200             40,050
PAREXEL International Corp. + .............       800              7,000
Pediatrix Medical Group, Inc. + ...........       500              7,969
Pharmaceutical Product Development, Inc. +      1,000             31,312
Renal Care Group, Inc. + ..................     1,050             24,675
                                                                 160,905
                                                              ------------
HOMEBUILDING (2.2%)
D.R. Horton, Inc. .........................     2,689             49,746
MDC Holdings, Inc. ........................       900             24,637
NVR, Inc. + ...............................       400             41,360
Ryland Group, Inc. ........................       500             16,125
Skyline Corp. .............................       200              4,338
Standard Pacific Corp. ....................     1,100             20,625
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
HOMEBUILDING (CONTINUED)
Toll Brothers, Inc. + .....................     1,500         $   48,750
                                                                 205,581
                                                              ------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.4%)
Ethan Allen Interiors, Inc. ...............       850             24,863
La-Z-Boy, Inc. ............................       600              9,450
                                                                  34,313
                                                              ------------
HOUSEWARES (0.3%)
Libbey Inc. ...............................       500             13,625
National Presto Industries, Inc. ..........       200              6,075
Royal Appliance Manufacturing Co. + .......       300              1,725
Salton, Inc. + ............................       300              6,863
                                                                  28,288
                                                              ------------
INSURANCE - LIFE/HEALTH (0.3%)
Delphi Financial Group, Inc. + ............       648             23,976
                                                              ------------
INSURANCE - PROPERTY/CASUALTY (2.0%)
Enhance Financial Services Group,  Inc. ...       400              4,650
Fidelity National Financial, Inc. .........     2,800             68,775
First American Financial Corp. ............     1,600             33,500
Radian Group Inc. .........................       900             63,787
RLI Corp. .................................       200              7,825
SCPIE Holdings Inc. .......................       200              3,800
Selective Insurance Group, Inc. ...........       600             10,350
                                                                 192,687
                                                              ------------
INSURANCE BROKERS (1.1%)
Gallagher (Arthur J.) & Co. ...............     1,500             94,687
Hilb, Rogal and Hamilton Co. ..............       300             11,888
                                                                 106,575
                                                              ------------
INVESTMENT BANKING/BROKERAGE (1.5%)
Dain Rauscher Corp. .......................       300             28,144
Jefferies Group, Inc. .....................       600             16,350
Morgan Keegan, Inc. .......................     1,000             19,937
National Discount Brokers Group, Inc. + ...       200              9,738
Raymond James Financial, Inc. .............     1,400             47,337
Southwest Securities Group, Inc. ..........       200              5,650
Tucker Anthony Sutro Corp. ................       500             11,563
                                                                 138,719
                                                              ------------
INVESTMENT MANAGEMENT (0.4%)
Eaton Vance Corp. .........................       800             39,850
                                                              ------------
LEISURE TIME - PRODUCTS (0.6%)
Arctic Cat, Inc. ..........................       600              7,687
Huffy Corp. ...............................       300              3,000
K2 Inc. + .................................       500              4,750
Polaris Industries, Inc. ..................       600             20,850
SCP Pool Corp. + ..........................       450             11,644
Sturm, Ruger & Co., Inc. ..................       600              5,063
Thor Industries, Inc. .....................       300              6,000
                                                                  58,994
                                                              ------------
LODGING - HOTELS (0.2%)
Marcus Corp. ..............................       500              7,094
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
LODGING - HOTELS (CONTINUED)
Prime Hospitality Corp. + .................     1,400         $   13,300
                                                                  20,394
                                                              ------------
MACHINERY - DIVERSIFIED (0.3%)
Gardner Denver Machinery, Inc. + ..........       400              7,350
Manitowoc Co., Inc. (The) .................       250              6,797
Milacron, Inc. ............................       800             12,750
                                                                  26,897
                                                              ------------
MANUFACTURING - DIVERSIFIED (1.7%)
Amcast Industrial Corp. ...................       100              1,000
Barnes Group, Inc. ........................       400              7,700
CLARCOR, Inc. .............................       500              9,562
CUNO Inc. + ...............................       400             10,150
Esterline Technologies Corp. + ............       700             15,619
GenCorp, Inc. .............................     1,300             10,887
Graco, Inc. ...............................       500             17,969
Griffon Corp. + ...........................       500              3,813
Idex Corp. ................................       700             22,575
Kaman Corp. ...............................       500              7,250
Lawson Products, Inc. .....................       200              5,425
Myers Industries, Inc. ....................       517              6,850
Scott Technologies, Inc. + ................       400              9,200
Standex International Corp. ...............       300              5,494
Thomas Industries, Inc. ...................       400              8,400
Tredegar Industries, Inc. .................       400              7,625
Valmont Industries, Inc. ..................       500             10,187
                                                                 159,706
                                                              ------------
MANUFACTURING - SPECIALIZED (3.0%)
AptarGroup, Inc. ..........................       800             16,550
BMC Industries, Inc. ......................       300              1,781
Brady (W.H.) Co. ..........................       500             15,500
Cognex Corp. + ............................     1,100             36,850
CTS Corp. .................................       600             25,762
Dionex Corp. + ............................       200              6,488
Flow International Corp. + ................       300              3,750
Insituform Technologies, Inc. + ...........       600             21,412
Intermagnetics General Corp. + ............       515             13,197
Ionics, Inc. + ............................       200              4,188
JLG Industries, Inc. ......................     1,800             25,087
Lindsay Manufacturing Co. .................       300              6,300
Lydall, Inc. + ............................       300              3,169
Paxar Corp. + .............................     1,000              8,188
Regal-Beloit Corp. ........................       500              8,375
Reliance Steel & Aluminum Co. .............       600             14,250
Robbins & Myers, Inc. .....................       300              7,256
Roper Industries, Inc. ....................       700             24,500
Specialty Equipment Companies, Inc. + .....       400             12,125
SPS Technologies, Inc. + ..................       300             15,487
Valence Technology, Inc. + ................     1,000             13,938
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
MANUFACTURING - SPECIALIZED (CONTINUED)
Watts Industries, Inc. ....................       600         $    6,713
                                                                 290,866
                                                              ------------
METAL FABRICATORS (1.0%)
Brush Wellman, Inc. .......................       400              8,175
Mueller Industries, Inc. + ................       400              9,325
RTI International Metals, Inc. + ..........       400              5,800
Shaw Group, Inc. + ........................       800             65,200
Wolverine Tube, Inc. + ....................       300              4,087
                                                                  92,587
                                                              ------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (1.8%)
Atmos Energy Corp. ........................       800             18,500
Cascade Natural Gas Corp. .................       300              5,531
Energen Corp. .............................       900             25,762
Laclede Gas Co. ...........................       400              8,750
New Jersey Resources Corp. ................       400             15,975
Northwest Natural Gas Co. .................       500             11,719
NUI Corp. .................................       300              9,356
Piedmont Natural Gas Co., Inc. ............       700             21,350
Southern Union Co. + ......................     1,200             22,575
Southwest Gas Corp. .......................       700             14,613
Southwestern Energy Co. ...................       600              4,800
UGI Corp. .................................       600             13,913
                                                                 172,844
                                                              ------------
OFFICE EQUIPMENT & SUPPLIES (0.4%)
Nashua Corp. + ............................       100                581
New England Business Service, Inc. ........       300              5,213
United Stationers, Inc. + .................     1,000             30,062
                                                                  35,856
                                                              ------------
OIL & GAS - DRILLING & EQUIPMENT (1.8%)
Atwood Oceanics, Inc. + ...................       300             10,069
Cal Dive International, Inc. + ............       400             19,900
Dril-Quip, Inc. + .........................       400             13,200
Friede Goldman International, Inc. + ......     1,000              5,750
Input/Output, Inc. + ......................     2,000             16,875
Oceaneering International, Inc. + .........       600              8,437
Offshore Logistics, Inc. + ................       400              6,900
Pride International, Inc. + ...............     1,600             40,500
SEACOR SMIT Inc. + ........................       400             16,750
Seitel, Inc. + ............................       600              9,000
Veritas DGC, Inc. + .......................       700             21,000
                                                                 168,381
                                                              ------------
OIL & GAS - EXPLORATION/PRODUCTION (4.5%)
Barrett Resources Corp. + .................       800             29,100
Cabot Oil & Gas Corp. .....................       700             13,738
Cross Timbers Oil Co. .....................     2,800             52,675
HS Resources, Inc. + ......................       600             18,675
Louis Dreyfus Natural Gas Corp. + .........     1,400             44,887
Nuevo Energy Co.+ .........................       600             10,875
Newfield Exploration Co. + ................     1,300             49,075
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
OIL & GAS - EXPLORATION/PRODUCTION (CONTINUED)
Patina Oil & Gas Corp. ....................       600         $   10,538
Plains Resources Inc. + ...................       400              7,650
Pogo Producing Co. ........................     1,700             42,500
Remington Oil & Gas Corp. + ...............       800              7,350
St. Mary Land & Exploration Co. ...........       900             21,094
Stone Energy Corp. + ......................       800             40,960
Swift Energy Co. + ........................       900             29,250
Vintage Petroleum, Inc. + .................     2,500             52,812
                                                                 431,179
                                                              ------------
PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies, Inc. + ..............       900             15,412
Deltic Timber Corp. .......................       200              3,888
Pope & Talbot, Inc. .......................       300              4,669
                                                                  23,969
                                                              ------------
PERSONAL CARE (0.2%)
Natures Sunshine Products, Inc. ...........       300              2,119
NBTY, Inc. + ..............................     1,900             12,350
                                                                  14,469
                                                              ------------
PHOTOGRAPHY/IMAGING (0.4%)
Pinnacle Systems, Inc. + ..................       500              6,312
Zebra Technologies, Inc. + ................       700             30,669
                                                                  36,981
                                                              ------------
PUBLISHING (0.4%)
Penton Media, Inc. ........................     1,300             39,731
Thomas Nelson, Inc. .......................       300              2,006
                                                                  41,737
                                                              ------------
RESTAURANTS (1.7%)
Applebee's International, Inc. ............       600             18,122
CEC Entertainment, Inc. + .................       650             20,719
Cheesecake Factory, Inc. (The) + ..........       700             31,019
Consolidated Products, Inc. + .............       600              4,538
IHOP Corp. + ..............................       400              8,450
Jack in the Box Inc. + ....................       800             19,600
Landry's Seafood Restaurants, Inc. + ......       500              4,031
Panera Bread Co. - Class A + ..............       500             10,312
Ruby Tuesday, Inc. ........................     1,400             18,987
Ryan's Family Steak Houses, Inc. + ........       800              6,700
Sonic Corp. + .............................       450             16,425
Taco Cabana, Inc. + .......................       200              1,681
                                                                 160,584
                                                              ------------
RETAIL - BUILDING SUPPLIES (0.1%)
Hughes Supply, Inc. .......................       500              9,375
                                                              ------------
RETAIL - DEPARTMENT STORES (0.0%)
Gottschalks Inc. + ........................       300              1,463
                                                              ------------
RETAIL - DISCOUNTERS (0.7%)
99 Cents Only Stores + ....................       766             17,187
Dress Barn, Inc. + ........................       700             17,544
Factory 2-U Stores Inc. + .................       300              9,581
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
RETAIL - DISCOUNTERS (CONTINUED)
Stein Mart, Inc. + ........................     1,600         $   24,800
                                                                  69,112
                                                              ------------
RETAIL - HOME SHOPPING (0.6%)
Damark International, Inc. + ..............       200              2,550
Insight Enterprises, Inc. + ...............       975             31,687
Lillian Vernon Corp. ......................       100                925
PolyMedica Corp. + ........................       300             17,250
School Specialty Inc. + ...................       500              7,688
                                                                  60,100
                                                              ------------
RETAIL - SPECIALITY (1.8%)
Casey's General Stores, Inc. ..............     1,200             15,000
Cost Plus, Inc. + .........................       400             11,200
Footstar, Inc. + ..........................       500             17,937
Group 1 Automotive, Inc. + ................       400              3,975
Hancock Fabrics, Inc. .....................       300              1,313
Jo-Ann Stores, Inc. - Class A + ...........       400              2,600
Linens 'n Things, Inc. + ..................       800             24,600
Michaels Stores, Inc. + ...................       400              9,725
O'Reilly Automotive, Inc. + ...............       500              9,000
Pier 1 Imports, Inc. ......................     3,800             50,350
Zale Corp. + ..............................       800             27,100
                                                                 172,800
                                                              ------------
RETAIL SPECIALITY - APPAREL (1.1%)
AnnTaylor Stores Corp. + ..................       700             21,000
Burlington Coat Factory Warehouse Corp. ...       400              6,300
Cato Corp. (The) ..........................       700              8,400
Chico's FAS, Inc. + .......................       600             19,425
Men's Wearhouse, Inc. + ...................     1,050             30,712
Pacific Sunwear of California, Inc. + .....       300              6,150
Wet Seal, Inc. (The) - Class A + ..........       600             11,250
                                                                 103,237
                                                              ------------
RETAIL STORES - FOOD CHAINS (0.3%)
Whole Foods Market, Inc. + ................       600             27,750
                                                              ------------
SAVINGS & LOAN COMPANIES (1.5%)
Anchor BanCorp Wisconsin, Inc. ............       600              9,263
Downey Financial Corp. ....................     1,135             54,196
MAF Bancorp, Inc. .........................       700             16,800
Queens County Bancorp, Inc. ...............       550             15,400
Staten Island Bancorp, Inc. ...............       900             17,381
Washington Federal, Inc. ..................     1,300             29,006
                                                                 142,046
                                                              ------------
SERVICES - ADVERTISING/MARKETING (0.8%)
4Kids Entertainment, Inc. + ...............       300              4,331
ADVO, Inc. + ..............................       500             18,406
Catalina Marketing Corp. + ................     1,300             51,025
Information Resources, Inc. + .............       600              3,188
                                                                  76,950
                                                              ------------
SERVICES - COMMERCIAL & CONSUMER (3.5%)
Aaron Rents, Inc. .........................       200              3,350
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
SERVICES - COMMERCIAL & CONSUMER (CONTINUED)
Administaff, Inc. + .......................     1,200         $   42,600
Angelica Corp. ............................       200              1,775
Central Parking Corp. .....................       400              7,675
Cerner Corp. + ............................     1,400             86,712
Chemed Corp. ..............................       200              6,575
ChoicePoint Inc. + ........................     1,010             51,699
Copart, Inc. + ............................     1,200             18,075
CPI Corp. .................................       200              4,038
F.Y.I. Inc. + .............................       400             16,050
G&K Services,  Inc. .......................       500             13,813
Insurance Auto Autions, Inc. + ............       300              3,600
Kroll-O' Gara Co. (The) + .................       400              2,350
Lennox International Inc. .................       602              4,778
MemberWorks Inc. + ........................       400             13,750
Pegasus Solutions Inc. + ..................       600             10,238
Pre-Paid Legal Services, Inc. + ...........       500             21,937
Profit Recovery Group International, Inc.
 (The) + ..................................       400              2,150
Regis Corp. ...............................     1,000             15,125
StarTek, Inc. + ...........................       200              5,088
                                                                 331,378
                                                              ------------
SERVICES - COMPUTER SYSTEMS (0.2%)
Analysts International Corp. ..............       500              3,125
CIBER, Inc. + .............................       600              4,687
Computer Task Group, Inc. .................       200              1,050
InterVoice-Brite, Inc. + ..................     1,400             13,694
                                                                  22,556
                                                              ------------
SERVICES - DATA PROCESSING (1.4%)
BISYS Group,  Inc. (The) + ................     1,400             65,975
Factset Research Systems, Inc. + ..........       800             30,296
National Data Corp. .......................     1,000             38,125
                                                                 134,396
                                                              ------------
SERVICES - EMPLOYMENT (0.8%)
Edgewater Technology, Inc. + ..............       600              2,944
Hall, Kinion & Associates, Inc. + .........       300              7,931
Heidrick & Struggles International, Inc. +        500             30,906
On Assignment, Inc. + .....................       600             15,113
Spherion Corp. ............................     1,400             16,625
Volt Information Sciences, Inc. + .........       300              6,525
                                                                  80,044
                                                              ------------
SERVICES - FACILITIES/ENVIRONMENTAL (0.5%)
ABM Industries, Inc. ......................       500             13,969
Tetra Tech, Inc. + ........................       950             33,012
                                                                  46,981
                                                              ------------
SHIPPING (0.1%)
Kirby Corp. + .............................       600             11,063
                                                              ------------
SPECIALITY PRINTING (0.3%)
Bowne & Co., Inc. .........................     1,100              9,213
Consolidated Graphics, Inc. + .............       600              6,450
                                             NUMBER OF          MARKET
                                               SHARES           VALUE
                                             ------------     ------------
SPECIALITY PRINTING (CONTINUED)
Harland (John H.) Co. .....................       800         $   11,100
                                                                  26,763
                                                              ------------
STEEL (0.2%)
Castle (A.M.) & Co. .......................       200              1,975
Cleveland-Cliffs, Inc. ....................       200              4,125
Commercial Metals Co. .....................       200              5,450
Quanex Corp. ..............................       200              3,963
                                                                  15,513
                                                              ------------
TELEPHONE (0.1%)
Pac-West Telecomm, Inc. + .................       900              7,819
                                                              ------------
TELEPHONE LONG DISTANCE (0.1%)
General Communication, Inc. + .............     1,300             10,156
                                                              ------------
TEXTILES - APPAREL (0.5%)
Ashworth, Inc. + ..........................       200              1,475
Haggar Corp. ..............................       100              1,300
Kellwood Co. ..............................       500              9,719
Nautica Enterprises, Inc. + ...............       700              8,837
Oshkosh B'Gosh, Inc. ......................       300              4,800
Oxford Industries, Inc. ...................       200              3,500
Phillips-Van Heusen Corp. .................       700              8,313
Quiksilver, Inc. + ........................       600             11,475
                                                                  49,419
                                                              ------------
TEXTILES - HOME FURNISHINGS (0.2%)
Interface, Inc. ...........................     1,900             17,338
                                                              ------------
TEXTILES - SPECIALITY (0.0%)
Cone Mills Corp. + ........................       600              2,513
                                                              ------------
TOBACCO (0.1%)
Schweitzer-Mauduit International, Inc. ....       500              8,094
                                                              ------------
TRUCKERS (0.9%)
American Freightways Corp. + ..............       700             11,288
Arkansas Best Corp. + .....................       700             11,200
Forward Air Corp. .........................       500             20,562
Heartland Express, Inc. + .................       800             13,900
Landstar Systems, Inc. + ..................       200              9,450
Roadway Express, Inc. .....................       400              8,225
Yellow Corp. + ............................       600             10,800
                                                                  85,425
                                                              ------------
TRUCKS & PARTS (0.2%)
Oshkosh Truck Corp. .......................       400             16,450
                                                              ------------
WASTE MANAGEMENT (0.0%)
TETRA Technologies, Inc. + ................       300              4,331
                                                              ------------
WATER UTILITIES (0.2%)
Philadelphia Suburban Corp. ...............       886             20,766
TOTAL COMMON STOCKS (COST $7,532,996)                          9,311,886
                                                              ------------
TOTAL INVESTMENTS (COST $7,532,996)(A)                         9,311,886
OTHER ASSETS LESS LIABILITIES                                    232,577
TOTAL NET ASSETS                                              $9,544,463
                                                              ------------


20 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    21

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS SMALL CAP (CONTINUED)

22 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    23

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS SMALL CAP (CONTINUED)

24 See Notes to Portfolio of Investments.

    See Notes to Portfolio of Investments.                                    25

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2000
INDEX PLUS SMALL CAP (CONTINUED)

26 See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to
$7,699,896. Unrealized gains and losses, based on identified tax cost at
October 31, 2000, are as follows:
Unrealized gains..............................            $2,171,052
Unrealized losses.............................             (559,062)
                                                --------------------
 Net unrealized gain..........................            $1,611,990
                                                ====================


+ Non-income producing security.

Category percentages are based on net assets.



    See Notes to Financial Statements.                                        27

                       THIS PAGE INTENTIONALLY LEFT BLANK

INDEX PLUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000


                        INDEX PLUS LARGE CAP  INDEX PLUS MID CAP   INDEX PLUS SMALL CAP
                        --------------------  ------------------  ----------------------
ASSETS:
Investments, at market
 value................     $445,748,558          $16,536,146           $9,311,886
Cash .................               --                  857              137,250
Receivable for:
 Dividends and
 interest.............          263,963                8,482                5,035
 Investments sold ....        2,841,379              105,215              186,945
 Fund shares sold ....          365,628               33,966                   78
 Variation margin ....           87,000                   --                   --
 Reimbursement from
 Investment Adviser ..               --                6,780                5,068
Prepaid expenses .....            3,513                  181                   98
Other assets .........            1,802                   --                   --
                           ------------          -----------           ----------
     Total assets ....      449,311,843           16,691,627            9,646,360
                           ------------          -----------           ----------
LIABILITIES:
Payable for:
 Investments purchased        6,720,059              205,897               89,363
 Fund shares redeemed           187,424               68,015                   --
Other liabilities ....          357,101               19,445               12,534
                           ------------          -----------           ----------
     Total liabilities        7,264,584              293,357              101,897
                           ------------          -----------           ----------
      NET ASSETS .....     $442,047,259          $16,398,270           $9,544,463
                           ============          ===========           ==========
NET ASSETS REPRESENTED
 BY:
Paid-in capital ......     $392,958,337          $12,850,985           $8,053,750
Net unrealized gain on
 investments and open
 futures contracts ...       70,123,975            1,619,365            1,778,890
Undistributed net
 investment income ...          809,703                5,940                   --
Accumulated net
 realized gain (loss)
 on investments ......      (21,844,756)           1,921,980             (288,177)
                           ------------          -----------           ----------
     NET ASSETS ......     $442,047,259          $16,398,270           $9,544,463
                           ============          ===========           ==========

Cost of investments ..     $375,581,342          $14,916,781           $7,532,996
CAPITAL SHARES, $.001
PAR VALUE:
Class I:
 Outstanding .........        9,080,785              150,147              413,713
 Net Assets ..........     $170,672,796          $ 2,219,397           $4,825,013
 Net Asset Value,
 offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding).........     $      18.79          $     14.78           $    11.66
Class A:
 Outstanding .........       10,062,068              747,351              327,812
 Net Assets ..........     $187,566,070          $10,999,000           $3,805,778
 Net Asset Value and
 redemption price per
 share (net assets
 divided by shares
 outstanding).........     $      18.64          $     14.72           $    11.61
 Offering price (net
 asset value divided
 by 1 minus maximum
 sales load) .........     $      19.22          $     15.18           $    11.97
Class B:
 Outstanding .........        1,758,839              107,225               26,056
 Net Assets ..........     $ 32,665,799          $ 1,567,813           $  299,103
 Net Asset Value,
 offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding).........     $      18.57          $     14.62           $    11.48
Class C:
 Outstanding .........        2,753,565              110,411               53,453
 Net Assets ..........     $ 51,142,594          $ 1,612,060           $  614,569
 Net Asset Value,
 offering and
 redemption price per
 share (net assets
 divided by shares
 outstanding).........     $      18.57          $     14.60           $    11.50


    See Notes to Financial Statements.                                        29

INDEX PLUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
OCTOBER 31, 2000


30 See Notes to Financial Statements.

INDEX PLUS FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2000


                        INDEX PLUS LARGE CAP  INDEX PLUS MID CAP   INDEX PLUS SMALL CAP
                        --------------------  ------------------  ----------------------
INVESTMENT INCOME:
Dividends ............     $  3,832,898          $  109,480            $   54,129
Interest .............          891,129              27,228                 8,687
                           ------------          ----------            ----------
                              4,724,027             136,708                62,816
Foreign taxes withheld
 on dividends ........          (22,826)                 --                   (20)
                           ------------          ----------            ----------
     Total investment
     income...........        4,701,201             136,708                62,796
                           ------------          ----------            ----------
INVESTMENT EXPENSES:
Investment advisory
 fees.................        1,741,347              54,436                40,415
Administrative
 services fees .......          386,966              12,097                 8,981
Distribution plan fees
 - Class A ...........          382,448              16,268                 7,802
Distribution plan fees
 - Class B ...........          205,825               5,855                 2,080
Distribution plan fees
 - Class C ...........          224,696               5,071                 2,982
Shareholder services
 fees - Class B ......           68,608               1,952                   693
Shareholder services
 fees - Class C ......          112,348               2,535                 1,491
Printing and postage
 fees.................           39,091               3,650                 3,527
Custody fees .........           23,459              21,531                25,441
Transfer agent fees ..          243,415              29,474                29,122
Audit fees ...........           22,670              20,096                20,079
Directors' fees ......            9,882                 311                   239
Registration fees ....           52,700               8,928                 8,171
Miscellaneous expenses           17,075                 572                   467
                           ------------          ----------            ----------
Expenses before
 reimbursement and
 waiver from
 Investment Adviser ..        3,530,530             182,776               151,490
Expense reimbursement
 and waiver from
 Investment Adviser ..               --             (60,338)              (68,932)
                           ------------          ----------            ----------
     Net investment
     expenses.........        3,530,530             122,438                82,558
                           ------------          ----------            ----------
Net investment income
 (loss)...............        1,170,671              14,270               (19,762)
                           ------------          ----------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain
 (loss) on:
 Investments .........      (16,364,998)          2,064,561               196,542
 Futures contracts ...          159,738             (27,594)                1,814
                           ------------          ----------            ----------
     Net realized gain
     (loss) on
     investments......      (16,205,260)          2,036,967               198,356
                           ------------          ----------            ----------
Net change in
unrealized gain or
loss on:
 Investments .........       36,187,543           1,110,148             1,280,990
 Futures contracts ...         (266,400)                 --                    --
                           ------------          ----------            ----------
     Net change in
     unrealized gain
     or loss on
     investments......       35,921,143           1,110,148             1,280,990
                           ------------          ----------            ----------
Net realized and
 change in unrealized
 gain or loss on
 investments .........       19,715,883           3,147,115             1,479,346
                           ------------          ----------            ----------
Net increase in net
 assets resulting from
 operations ..........     $ 20,886,554          $3,161,385            $1,459,584
                           ============          ==========            ==========




    See Notes to Financial Statements.                                        31

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                  INDEX PLUS LARGE CAP
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2000   OCTOBER 31, 1999
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................   $  1,170,671       $    733,693
Net realized loss on investments.........    (16,205,260)        (4,864,872)
Net change in unrealized gain or loss on
 investments.............................     35,921,143         29,829,138
                                            ------------       ------------
 Net increase in net assets resulting
 from operations.........................     20,886,554         25,697,959
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............       (684,783)          (217,266)
 From net realized gains on investments..             --           (616,050)
Class A:
 From net investment income..............       (328,600)           (36,703)
 From net realized gains on investments..             --           (138,693)
Class C:
 From net investment income..............         (4,054)            (8,165)
 From net realized gains on investments..             --            (30,913)
                                            ------------       ------------
 Decrease in net assets from
 distributions to shareholders...........     (1,017,437)        (1,047,790)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............     85,609,514        123,564,191
 Net asset value of shares issued upon
  reinvestment of distributions..........        683,738            832,206
 Payments for shares redeemed............    (67,159,864)       (31,063,653)
Class A:
 Proceeds from shares sold...............    118,663,452         76,328,975
 Net asset value of shares issued upon
  reinvestment of distributions..........        317,610            174,888
 Payments for shares redeemed............    (19,510,672)        (6,767,588)
Class B:
 Proceeds from shares sold...............     17,281,170         17,206,409
 Payments for shares redeemed............     (3,154,367)          (421,110)
Class C:
 Proceeds from shares sold...............     25,098,811         31,854,025
 Net asset value of shares issued upon
  reinvestment of distributions..........          3,404             22,714
 Payments for shares redeemed............     (9,765,096)        (1,272,815)
                                            ------------       ------------
 Net increase in net assets from fund
 share transactions......................    148,067,700        210,458,242
                                            ------------       ------------
Net change in net assets.................    167,936,817        235,108,411
NET ASSETS:
Beginning of period......................    274,110,442         39,002,031
                                            ------------       ------------
End of period............................   $442,047,259       $274,110,442
                                            ============       ============
End of period net assets includes
 undistributed net investment income.....   $    809,703       $    656,469
                                            ============       ============











                                            ------------       ------------



                                            ============       ============


SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................      4,539,785          7,611,866
 Number of shares issued upon
  reinvestment of distributions..........         37,506             53,313
 Number of shares redeemed...............     (3,583,462)        (1,877,284)
                                            ------------       ------------
 Net increase............................        993,829          5,787,895
                                            ============       ============
Class A:
 Number of shares sold...................      6,375,587          4,646,032
 Number of shares issued upon
  reinvestment of distributions..........         17,528             11,254
 Number of shares redeemed...............     (1,049,048)          (408,016)
                                            ------------       ------------
 Net increase............................      5,344,067          4,249,270
                                            ============       ============
Class B:
 Number of shares sold...................        926,104          1,026,548
 Number of shares redeemed...............       (168,274)           (25,539)
                                            ------------       ------------
 Net increase............................        757,830          1,001,009
                                            ============       ============
Class C:
 Number of shares sold...................      1,349,366          1,939,788
 Number of shares issued upon
  reinvestment of distributions..........            188              1,459
 Number of shares redeemed...............       (525,816)           (77,634)
                                            ------------       ------------
 Net increase............................        823,738          1,863,613
                                            ============       ============


32 See Notes to Financial Statements.

    See Notes to Financial Statements.                                        33

INDES PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                   INDEX PLUS MID CAP
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2000   OCTOBER 31, 1999
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income ...................    $    14,270        $    43,231
Net realized gain on investments.........      2,036,967          1,588,978
Net change in unrealized gain or loss on
 investments.............................      1,110,148            152,005
                                             -----------        -----------
 Net increase in net assets resulting
 from operations.........................      3,161,385          1,784,214
                                             -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............        (33,859)           (35,512)
 From net realized gains on investments..       (942,732)                --
Class A:
 From net investment income..............        (12,792)              (951)
 From net realized gains on investments..       (503,197)                --
Class B:
 From net realized gains on investments..        (65,596)                --
Class C:
 From net investment income..............           (150)              (580)
 From net realized gains on investments..        (80,996)                --
                                             -----------        -----------
 Decrease in net assets from
 distributions to shareholders...........     (1,639,322)           (37,043)
                                             -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............        126,632            124,107
 Net asset value of shares issued upon
  reinvestment of distributions..........         20,254                356
 Payments for shares redeemed............     (5,003,601)        (1,848,210)
Class A:
 Proceeds from shares sold...............      6,898,050          3,195,101
 Net asset value of shares issued upon
  reinvestment of distributions..........        496,267                555
 Payments for shares redeemed............       (838,748)          (194,298)
Class B:
 Proceeds from shares sold...............      1,005,112            550,809
 Net asset value of shares issued upon
  reinvestment of distributions..........         58,588                 --
 Payments for shares redeemed............        (29,623)          (116,936)
Class C:
 Proceeds from shares sold...............        935,189            516,053
 Net asset value of shares issued upon
  reinvestment of distributions..........         68,245                304
 Payments for shares redeemed............        (62,871)          (137,307)
                                             -----------        -----------
 Net increase in net assets from fund
 share transactions......................      3,673,494          2,090,534
                                             -----------        -----------
Net change in net assets.................      5,195,557          3,837,705
NET ASSETS:
Beginning of period......................     11,202,713          7,365,008
                                             -----------        -----------
End of period............................    $16,398,270        $11,202,713
                                             ===========        ===========
End of period net assets includes
 undistributed net investment income.....    $     5,940        $    38,471
                                             ===========        ===========
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................          8,695             10,664
 Number of shares issued upon
  reinvestment of distributions..........          1,796                 30
 Number of shares redeemed...............       (396,375)          (149,958)
                                             -----------        -----------
 Net decrease............................       (385,884)          (139,264)
                                             ===========        ===========
Class A:
 Number of shares sold...................        494,891            260,944
 Number of shares issued upon
  reinvestment of distributions..........         44,074                 48
 Number of shares redeemed...............        (62,844)           (15,743)
                                             -----------        -----------
 Net increase............................        476,121            245,249
                                             ===========        ===========
Class B:
 Number of shares sold...................         68,971             44,836
 Number of shares issued upon
  reinvestment of distributions..........          5,203                 --
 Number of shares redeemed...............         (2,274)            (9,511)
                                             -----------        -----------
 Net increase............................         71,900             35,325
                                             ===========        ===========
Class C:
 Number of shares sold...................         67,862             43,093
 Number of shares issued upon
  reinvestment of distributions..........          6,082                 --
 Number of shares redeemed...............         (4,556)           (11,786)
                                             -----------        -----------
 Net increase............................         69,388             31,307
                                             ===========        ===========


34 See Notes to Financial Statements.

    See Notes to Financial Statements.                                        35

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                  INDEX PLUS SMALL CAP
                                           ----------------------------------
                                              YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2000   OCTOBER 31, 1999
                                           ----------------   ----------------
FROM OPERATIONS:
Net investment income (loss) ............    $   (19,762)       $    9,883
Net realized gain (loss) on investments..        198,356          (167,307)
Net change in unrealized gain or loss on
 investments.............................      1,280,990           995,209
                                             -----------        ----------
 Net increase in net assets resulting
 from operations.........................      1,459,584           837,785
                                             -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
 From net investment income..............         (8,307)          (15,585)
Class A:
 From net investment income..............             --              (800)
Class C:
 From net investment income..............             --                (9)
                                             -----------        ----------
 Decrease in net assets from
 distributions to shareholders...........         (8,307)          (16,394)
                                             -----------        ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
 Proceeds from shares sold...............         71,170           126,685
 Net asset value of shares issued upon
  reinvestment of distributions..........            208               212
 Payments for shares redeemed............     (1,974,690)         (798,957)
Class A:
 Proceeds from shares sold...............      2,025,032         2,285,453
 Net asset value of shares issued upon
  reinvestment of distributions..........             --               645
 Payments for shares redeemed............     (1,050,718)         (371,781)
Class B:
 Proceeds from shares sold...............        136,862           299,701
 Payments for shares redeemed............        (76,223)         (114,572)
Class C:
 Proceeds from shares sold...............        168,671           518,898
 Net asset value of shares issued upon
  reinvestment of distributions..........             --                 5
 Payments for shares redeemed............       (238,975)         (102,098)
                                             -----------        ----------
 Net increase (decrease) in net assets
 from fund share transactions............       (938,663)        1,844,191
                                             -----------        ----------
Net change in net assets.................        512,614         2,665,582
NET ASSETS:
Beginning of period......................      9,031,849         6,366,267
                                             -----------        ----------
End of period............................    $ 9,544,463        $9,031,849
                                             ===========        ==========
End of period net assets includes
 undistributed net investment income.....    $        --        $    6,921
                                             ===========        ==========
SHARE TRANSACTIONS:
Class I:
 Number of shares sold...................          6,341            13,243
 Number of shares issued upon
  reinvestment of distributions..........             20                22
 Number of shares redeemed...............       (185,498)          (81,146)
                                             -----------        ----------
 Net decrease............................       (179,137)          (67,881)
                                             ===========        ==========
Class A:
 Number of shares sold...................        186,489           235,936
 Number of shares issued upon
  reinvestment of distributions..........             --                67
 Number of shares redeemed...............        (95,375)          (38,716)
                                             -----------        ----------
 Net increase............................         91,114           197,287
                                             ===========        ==========
Class B:
 Number of shares sold...................         12,838            31,286
 Number of shares issued upon
  reinvestment of distributions..........             --                --
 Number of shares redeemed...............         (6,360)          (11,708)
                                             -----------        ----------
 Net increase............................          6,478            19,578
                                             ===========        ==========
Class C:
 Number of shares sold...................         15,618            53,101
 Number of shares issued upon
  reinvestment of distributions..........             --                 1
 Number of shares redeemed...............        (21,768)          (11,056)
                                             -----------        ----------
 Net increase (decrease).................         (6,150)           42,046
                                             ===========        ==========


36 See Notes to Financial Statements.

    See Notes to Financial Statements.                                        37

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000


1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers three funds (each a Fund; collectively, the Funds) Aetna Index Plus Large Cap Fund (Index Plus Large Cap), Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap) and Aetna Index Plus Small Cap Fund (Index Plus Small Cap).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.50%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                                                       CLASS I           CLASS A          CLASS B        CLASS C
                                                       -------           -------          -------        -------
INDEX PLUS LARGE CAP                              December 10, 1996  February 3, 1997  March 1, 1999  June 30, 1998
INDEX PLUS MID CAP                                February 3, 1998   February 3, 1998  March 1, 1999  June 30, 1998
INDEX PLUS SMALL CAP                              February 3, 1998   February 3, 1998  March 1, 1999  June 30, 1998

The following is each Fund's investment objective:

  INDEX PLUS LARGE CAP seeks to outperform the total return performance of the Standard and Poor's 500 Composite Index, while maintaining a market level of risk.

  INDEX PLUS MID CAP seeks to outperform the total return performance of the Standard and Poor's MidCap 400 Index, while maintaining a market level of risk.

  INDEX PLUS SMALL CAP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index, while maintaining a market level of risk.

Aeltus Investment Management, Inc. (Aeltus) serves as the investment adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Equity and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (CONTINUED)


other than ordinary brokerage fees, if any. Illiquid and restricted securities are valued using market quotations when readily available.

D. FEDERAL INCOME TAXES

Each Fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

F. LINE OF CREDIT

Certain series of the Company (including the Funds), Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the funds will pay its pro rata share of the commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of October 31, 2000.

G. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the annual effective rates before waivers as of October 31, 2000:

                           FEE        EFFECTIVE
                          RANGE         RATE
Index Plus Large Cap  0.45%-0.375%     0.45%
Index Plus Mid Cap    0.45%-0.375%     0.45%
Index Plus Small Cap  0.45%-0.375%     0.45%



The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.225% of the average daily assets associated with these shares. For the period November 1, 1999 through October 31, 2000, Aeltus paid ALIAC $383,592.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A, 0.75% of the average daily net assets of Class B and 0.50% of the average daily net assets for Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors. Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2000 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the year ended October 31, 2000 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the year ended October 31, 2000 were:

                        COST OF PURCHASES      PROCEEDS FROM SALES
                        -----------------      -------------------
Index Plus Large Cap       $553,177,321            $397,379,251
Index Plus Mid Cap           23,109,892              21,564,480
Index Plus Small Cap         11,805,677              12,768,884

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (CONTINUED)


6. CAPITAL LOSS CARRYFORWARDS

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of October 31, 2000, the following capital loss carryforwards had been incurred:

                                                          YEAR OF EXPIRATION
                        TOTAL CAPITAL LOSS                ------------------
                          CARRYFORWARD                 2007                2008
                        ------------------             ----                ----
Index Plus Large Cap       $9,961,669               $1,783,283          $8,178,386
Index Plus Small Cap          121,276                  121,276                  --


7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 15 billion shares. Of those 15 billion shares, each of the Funds have been allocated 100 million shares each of Class I, Class A, Class B and Class C. As of October 31, 2000, the following shares of the Funds were owned by ALIAC and its affiliates:

                                                            CLASS I    CLASS A
                                                            -------    -------
Index Plus Large Cap                                       3,735,969        --
Index Plus Mid Cap                                           129,943    10,000
Index Plus Small Cap                                         399,700    10,000

INDEX PLUS FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 2000


1. FUND CLOSURE (UNAUDITED)

On March 1, 2000, the Board of Directors considered and agreed to submit to shareholders a proposal by Aeltus to liquidate Aetna Index Plus Bond Fund (Index Plus Bond). The Fund was closed to new direct investors on March 6, 2000 and to new retirement plan investors on May 15, 2000. Shareholders approved the proposal on July 28, 2000 and Index Plus Bond was liquidated on August 25, 2000. Below are the results of the shareholder vote:


                     NUMBER OF                 % OF VOTES
                                       -----------------------------
                   SHARES VOTING       CAST FOR        CAST AGAINST
                   ---------------     ----------     --------------
 Index Plus Bond
                     1,249,423          77.4%            22.6%



2. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED) In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

Index Plus Large Cap  100.00%
Index Plus Mid Cap     8.52%
Index Plus Small Cap   83.32%


Index Plus Mid Cap paid respective per share and aggregate amounts of $0.3118 and $278,786 during the year ended October 31, 2000 which qualify to be taxed at long-term capital gain rates.

3. SHAREHOLDER MEETING (UNAUDITED)

The shareholders of Aetna Inc. (Aetna), of which Aeltus was an indirect wholly-owned subsidiary, voted in favor of a proposal to sell certain of Aetna's businesses, including Aeltus, to ING Groep N.V. (ING), an integrated financial services provider. Consummation of the transaction has resulted in Aeltus becoming an indirect wholly-owned subsidiary of ING in December 2000.

Under the Act, the transaction resulted in a change in control of Aeltus and therefore, constituted an assignment of the Company's investment advisory agreements. Consequently, Aeltus received approval of new investment advisory agreements from the Board and the shareholders of each Fund. The results of the shareholder meeting held on November 22, 2000, are as follows:

A. ELECTION OF DIRECTORS
The following individuals were elected to serve as Directors of the Company. Every individual named served as a Director prior to this election and there are no other individuals currently serving as Directors of the Company.

INDEX PLUS FUNDS
ADDITIONAL INFORMATION
OCTOBER 31, 2000 (CONTINUED)



                           NUMBER OF                % OF VOTES
                                              -------------------------
                         SHARES VOTING        CAST FOR        WITHHELD
                        -----------------     ----------     ----------
Albert E. DePrince Jr.
                        695,450,143.647       95.737%          4.263%
Maria T. Fighetti
                        695,450,143.647       95.658%          4.342%
J. Scott Fox
                        695,450,143.647       95.644%          4.356%
David L. Grove
                        695,450,143.647       95.539%          4.461%
John Y. Kim
                        695,450,143.647       95.641%          4.359%
Sidney Koch
                        695,450,143.647       95.652%          4.348%
Corine T. Norgaard
                        695,450,143.647       95.628%          4.372%
Richard G. Scheide
                        695,450,143.647       95.610%          4.390%


B. APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
Shareholders in each Fund voted to approve a new Investment Advisory Agreement (Agreement) between each Fund and Aeltus. The Agreement reflects the acquisition of the financial services and international businesses of Aetna, of which Aeltus is an indirect wholly-owned subsidiary, by ING, with no change in advisory fees payable to Aeltus.

                        NUMBER OF                          % OF VOTES
                                           --------------------------------------------
                      SHARES VOTING        CAST FOR       CAST AGAINST        ABSTAIN
                      ----------------     ----------     --------------     ----------
Index Plus Large Cap
                      14,453,251.400       97.350%           1.392%            1.258%
Index Plus Mid Cap
                         747,140.968       89.842%           0.273%            9.885%
Index Plus Small Cap
                         583,574.253       93.037%           3.937%            3.026%



C. RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS
Shareholders of all the Funds of the Company approved the selection of KPMG LLP as independent auditors for all of the Funds for the fiscal year ending October 31, 2001.

                      NUMBER OF                          % OF VOTES
                                         --------------------------------------------
                    SHARES VOTING        CAST FOR       CAST AGAINST        ABSTAIN
                   -----------------     ----------     --------------     ----------
KPMG LLP
                   695,450,143.647       94.875%           1.199%            3.926%

                       THIS PAGE INTENTIONALLY LEFT BLANK

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS
INDEX PLUS LARGE CAP




Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 DECEMBER 10, 1996
                        YEAR ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
       CLASS I             2000         1999         1998       TO OCTOBER 31, 1997
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of period .   $  17.48     $  13.78     $ 12.43          $ 10.00
                         --------     --------     -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.07++       0.11+       0.13+            0.12+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........       1.32         3.86        2.57             2.33
                         --------     --------     -------          -------
   Total income from
    investment
    operations........       1.39         3.97        2.70             2.45
                         --------     --------     -------          -------
LESS DISTRIBUTIONS:
 From net investment
 income...............      (0.08)       (0.07)      (0.13)           (0.02)
 From net realized
 gains on investments          --        (0.20)      (1.22)              --
                         --------     --------     -------          -------
   Total distributions      (0.08)       (0.27)      (1.35)           (0.02)
                         --------     --------     -------          -------
Net asset value, end
 of period ...........   $  18.79     $  17.48     $ 13.78          $ 12.43
                         ========     ========     =======          =======

Total return .........       7.99%       29.05%      23.46%           24.49%
Net assets, end of
 period (000's) ......   $170,673     $141,377     $31,671          $10,876
Ratio of net
 investment expenses
 to average net assets       0.66%        0.70%       0.70%            0.70%(1)
Ratio of net
 investment income to
 average net assets ..       0.56%        0.67%       0.96%            1.15%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........         --         0.75%       1.17%            1.95%(1)
Portfolio turnover
 rate.................     104.31%       72.14%     124.16%           82.31%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

46 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
Selected data for a fund share outstanding throughout each period:


                                                                    PERIOD FROM
                                                                 FEBRUARY 3, 1997
                        YEAR ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        OCTOBER 31,  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS A             2000         1999         1998       TO OCTOBER 31, 1997
----------------------  -----------  -----------  -----------   -------------------

Net asset value,
 beginning of period .   $  17.36     $ 13.70      $ 12.36          $10.57
                         --------     -------      -------          ------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.06++      0.07+        0.09+           0.02+
 Net realized and
 change in unrealized
 gain or loss on
 investments..........       1.28        3.84         2.56            1.77
                         --------     -------      -------          ------
   Total income from
    investment
    operations........       1.34        3.91         2.65            1.79
                         --------     -------      -------          ------
LESS DISTRIBUTIONS:
 From net investment
 income...............      (0.06)      (0.05)       (0.09)             --
 From net realized
 gains on investments          --       (0.20)       (1.22)             --
                         --------     -------      -------          ------
   Total distributions      (0.06)      (0.25)       (1.31)             --
                         --------     -------      -------          ------
Net asset value, end
 of period ...........   $  18.64     $ 17.36      $ 13.70          $12.36
                         ========     =======      =======          ======

Total return .........       7.74%      28.78%       23.09%          16.93%
Net assets, end of
 period (000's) ......   $187,566     $81,908      $ 6,422          $1,833
Ratio of net
 investment expenses
 to average net assets       0.91%       0.95%        0.99%           1.45%(1)
Ratio of net
 investment income to
 average net assets ..       0.31%       0.42%        0.67%           0.16%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........         --        1.00%        1.46%           2.98%(1)
Portfolio turnover
 rate.................     104.31%      72.14%      124.16%          82.31%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        47

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                             YEAR ENDED     (DATE OF INITIAL
                                             OCTOBER 31,    PUBLIC OFFERING)
                  CLASS B                       2000       TO OCTOBER 31, 1999
-------------------------------------------  -----------   -------------------

Net asset value, beginning of period ......   $ 17.37         $ 15.68
                                              -------         -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.01++         (0.04)+
 Net realized and change in unrealized gain
 or loss on investments ...................      1.19            1.73
                                              -------         -------
   Total income from investment operations       1.20            1.69
                                              -------         -------
Net asset value, end of period ............   $ 18.57         $ 17.37
                                              =======         =======

Total return ..............................      6.91%          10.78%
Net assets, end of period (000's) .........   $32,666         $17,386
Ratio of net investment expenses to average
 net assets ...............................      1.66%           1.70%(1)
Ratio of net investment income to average
 net assets ...............................     (0.44)%         (0.32)%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............        --            1.75%(1)
Portfolio turnover rate ...................    104.31%          72.14%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

48 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              JUNE 30, 1998
                                YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS C                 2000         1999       TO OCTOBER 31, 1998
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $ 17.33      $ 13.74          $ 14.17
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      --++        (0.01)+           0.01+
 Net realized and change in
 unrealized gain or loss on
 investments..................      1.24         3.85            (0.44)
                                 -------      -------          -------
   Total income from
    investment operations ....      1.24         3.84            (0.43)
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..        --        (0.05)              --
 From net realized gains on
 investmets...................        --        (0.20)              --
                                 -------      -------          -------
   Total distributions .......        --        (0.25)              --
                                 -------      -------          -------
Net asset value, end of period   $ 18.57      $ 17.33          $ 13.74
                                 =======      =======          =======

Total return .................      7.17%       28.17%           (3.04)%
Net assets, end of period
 (000's)......................   $51,143      $33,439          $   910
Ratio of net investment
 expenses to average net
 assets.......................      1.41%        1.45%            1.43%(1)
Ratio of net investment income
 to average net assets .......     (0.19)%      (0.07)%           0.23%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........        --         1.50%            1.90%(1)
Portfolio turnover rate ......    104.31%       72.14%          124.16%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        49

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP



Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                            FEBRUARY 3, 1998
                                YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                OCTOBER 31,  OCTOBER 31,       OPERATIONS)
           CLASS I                 2000         1999       TO OCTOBER 31, 1998
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $ 12.70      $ 10.36          $ 10.00
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.02++       0.07+            0.04+
 Net realized and change in
 unrealized gain or loss on
 investments..................      3.90         2.32             0.32
                                 -------      -------          -------
   Total income from
    investment operations ....      3.92         2.39             0.36
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.06)       (0.05)              --
 From net realized gains on
 investments..................     (1.78)          --               --
                                 -------      -------          -------
   Total distributions .......     (1.84)       (0.05)              --
                                 -------      -------          -------
Net asset value, end of period   $ 14.78      $ 12.70          $ 10.36
                                 =======      =======          =======

Total return .................     35.42%       23.14%            3.60%
Net assets, end of period
 (000's)......................   $ 2,219      $ 6,806          $ 6,996
Ratio of net investment
 expenses to average net
 assets.......................      0.75%        0.75%            0.75%(1)
Ratio of net investment income
 to average net assets .......      0.38%        0.55%            0.57%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      1.25%        1.78%            2.51%(1)
Portfolio turnover rate ......    180.24%      130.93%          129.87%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

INDEX PLUS MID CAP
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                            FEBRUARY 3, 1998
                                YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                OCTOBER 31,  OCTOBER 31,       OPERATIONS)
           CLASS A                 2000         1999       TO OCTOBER 31, 1998
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $ 12.66      $ 10.34          $ 10.00
                                 -------      -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......      0.03++       0.04+            0.02+
 Net realized and change in
 unrealized gain or loss on
 investments..................      3.86         2.32             0.32
                                 -------      -------          -------
   Total income from
    investment operations ....      3.89         2.36             0.34
                                 -------      -------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.05)       (0.04)              --
 From net realized gains on
 investments..................     (1.78)          --               --
                                 -------      -------          -------
   Total distributions .......     (1.83)       (0.04)              --
                                 -------      -------          -------
Net asset value, end of period   $ 14.72      $ 12.66          $ 10.34
                                 =======      =======          =======

Total return .................     35.14%       22.81%            3.40%
Net assets, end of period
 (000's)......................   $10,999      $ 3,434          $   269
Ratio of net investment
 expenses to average net
 assets.......................      1.00%        1.00%            1.00%(1)
Ratio of net investment income
 to average net assets .......      0.13%        0.30%            0.32%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      1.50%        2.03%            2.76%(1)
Portfolio turnover rate ......    180.24%      130.93%          129.87%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        51

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                             YEAR ENDED     (DATE OF INITIAL
                                            OCTOBER 31,     PUBLIC OFFERING)
                 CLASS B                        2000       TO OCTOBER 31, 1999
------------------------------------------  -----------    -------------------

Net asset value, beginning of period .....   $ 12.61          $ 11.23
                                             -------          -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................     (0.02)++         (0.04)+
 Net realized and change in unrealized
 gain or loss on investments .............      3.79             1.42
                                             -------          -------
   Total income from investment operations      3.77             1.38
                                             -------          -------
LESS DISTRIBUTIONS:
 From net realized gains on investments ..     (1.76)              --
                                             -------          -------
   Total distributions ...................     (1.76)              --
                                             -------          -------
Net asset value, end of period ...........   $ 14.62          $ 12.61
                                             =======          =======

Total return .............................     34.09%           12.29%
Net assets, end of period (000's) ........   $ 1,568          $   446
Ratio of net investment expenses to
 average net assets ......................      1.75%            1.75%(1)
Ratio of net investment income to average
 net assets ..............................     (0.62)%          (0.45)%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ............      2.25%            2.78%(1)
Portfolio turnover rate ..................    180.24%          130.93%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

52 See Notes to Financial Statements.

INDEX PLUS MID CAP
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              JUNE 30, 1998
                                YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS C                 2000         1999       TO OCTOBER 31, 1998
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $ 12.59      $ 10.33         $ 10.92
                                 -------      -------         -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......     (0.02)++     (0.02)+         (0.01)+
 Net realized and change in
 unrealized gain or loss on
 investments..................      3.81         2.31           (0.58)
                                 -------      -------         -------
   Total income from
    investment operations ....      3.79         2.29           (0.59)
                                 -------      -------         -------
LESS DISTRIBUTIONS:
 From net investment income ..        --        (0.03)             --
 From net realized gains......     (1.78)          --              --
                                 -------      -------         -------
   Total distributions .......     (1.78)       (0.03)             --
                                 -------      -------         -------
Net asset value, end of period   $ 14.60      $ 12.59         $ 10.33
                                 =======      =======         =======

Total return .................     34.41%       22.19%          (5.40)%
Net assets, end of period
 (000's)......................   $ 1,612      $   516         $   100
Ratio of net investment
 expenses to average net
 assets.......................      1.50%        1.50%           1.50%(1)
Ratio of net investment income
 to average net assets .......     (0.37)%      (0.20)%         (0.18)%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      2.00%        2.53%           3.26%(1)
Portfolio turnover rate ......    180.24%      130.93%         129.87%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        53

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP



Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                            FEBRUARY 3, 1998
                                YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                OCTOBER 31,  OCTOBER 31,       OPERATIONS)
           CLASS I                 2000         1999       TO OCTOBER 31, 1998
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $  9.95       $ 8.87          $ 10.00
                                 -------       ------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......     (0.02)++      0.02+            0.02+
 Net realized and change in
 unrealized gain or loss on
 investments..................      1.74         1.08            (1.15)
                                 -------       ------          -------
   Total income from
    investment operations ....      1.72         1.10            (1.13)
                                 -------       ------          -------
LESS DISTRIBUTIONS:
 From net investment income ..     (0.01)       (0.02)              --
                                 -------       ------          -------
   Total distributions .......     (0.01)       (0.02)              --
                                 -------       ------          -------
Net asset value, end of period   $ 11.66       $ 9.95          $  8.87
                                 =======       ======          =======

Total return .................     17.35%       12.46%          (11.30)%
Net assets, end of period
 (000's)......................   $ 4,825       $5,902          $ 5,862
Ratio of net investment
 expenses to average net
 assets.......................      0.75%        0.75%            0.75%(1)
Ratio of net investment income
 to average net assets .......     (0.05)%       0.22%            0.25%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      1.52%        2.03%            2.63%(1)
Portfolio turnover rate ......    133.95%       85.28%          100.41%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

54 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                            FEBRUARY 3, 1998
                                YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                                OCTOBER 31,  OCTOBER 31,       OPERATIONS)
           CLASS A                 2000         1999       TO OCTOBER 31, 1998
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $  9.92      $ 8.86           $ 10.00
                                 -------      ------           -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......     (0.03)++      --+               --+
 Net realized and change in
 unrealized gain or loss on
 investments..................      1.72        1.07             (1.14)
                                 -------      ------           -------
   Total income from
    investment operations ....      1.69        1.07             (1.14)
                                 -------      ------           -------
LESS DISTRIBUTIONS:
 From net investment income ..        --       (0.01)               --
                                 -------      ------           -------
   Total distributions .......        --       (0.01)               --
                                 -------      ------           -------
Net asset value, end of period   $ 11.61      $ 9.92           $  8.86
                                 =======      ======           =======

Total return .................     17.04%      12.13%           (11.40)%
Net assets, end of period
 (000's)......................   $ 3,806      $2,348           $   349
Ratio of net investment
 expenses to average net
 assets.......................      1.00%       1.00%             1.00%(1)
Ratio of net investment income
 to average net assets .......     (0.30)%     (0.02)%            0.00%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      1.77%       2.28%             2.88%(1)
Portfolio turnover rate ......    133.95%      85.28%           100.41%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        55

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
Selected data for a fund share outstanding throughout each period:


                                                               PERIOD FROM
                                                              MARCH 1, 1999
                                             YEAR ENDED     (DATE OF INITIAL
                                            OCTOBER 31,     PUBLIC OFFERING)
                 CLASS B                        2000       TO OCTOBER 31, 1999
------------------------------------------  -----------    -------------------

Net asset value, beginning of period .....   $  9.88           $ 8.91
                                             -------           ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................     (0.03)++         (0.05)+
 Net realized and change in unrealized
 gain or loss on investments .............      1.63             1.02
                                             -------           ------
   Total income from investment operations      1.60             0.97
                                             -------           ------
Net asset value, end of period ...........   $ 11.48           $ 9.88
                                             =======           ======

Total return .............................     16.19%           10.89%
Net assets, end of period (000's) ........   $   299           $  193
Ratio of net investment expenses to
 average net assets ......................      1.75%            1.75%(1)
Ratio of net investment income to average
 net assets ..............................     (1.05)%          (0.77)%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ............      2.52%            3.03%(1)
Portfolio turnover rate ..................    133.95%           85.28%



(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

56 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                                              JUNE 30, 1998
                                YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                                OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
           CLASS C                 2000         1999       TO OCTOBER 31, 1998
------------------------------  -----------  -----------   -------------------

Net asset value, beginning of
 period.......................   $  9.87      $ 8.84          $ 10.62
                                 -------      ------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .......     (0.03)++    (0.05)+          (0.02)+
 Net realized and change in
 unrealized gain or loss on
 investments..................      1.66        1.08            (1.76)
                                 -------      ------          -------
   Total income from
    investment operations ....      1.63        1.03            (1.78)
                                 -------      ------          -------
Net asset value, end of period   $ 11.50      $ 9.87          $  8.84
                                 =======      ======          =======

Total return .................     16.51%      11.66%          (16.76)%
Net assets, end of period
 (000's)......................   $   615      $  589          $   155
Ratio of net investment
 expenses to average net
 assets.......................      1.50%       1.50%            1.50%(1)
Ratio of net investment income
 to average net assets .......     (0.80)%     (0.52)%          (0.50)%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ..........      2.27%       2.78%            3.38%(1)
Portfolio turnover rate ......    133.95%      85.28%          100.41%




(1) Annualized.

++ Per share data calculated using the SEC method.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

    See Notes to Financial Statements.                                        57

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Index Plus Large Cap Fund, Aetna Index Plus Mid Cap Fund and Aetna Index Plus Small Cap Fund, each a series of Aetna Series Fund, Inc. (collectively the Index Plus Funds), including the portfolios of investments as of October 31, 2000, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Index Plus Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Plus Funds as of October 31, 2000, the results of their operations, changes in their net assets and the financial highlights for each of the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



Hartford, Connecticut
December 8, 2000

                                                                 P169ANN (10/00)